FEDERATED SECURITIES CORP.

                            Federated Investors Tower

                               1001 Liberty Avenue

                       Pittsburgh, Pennsylvania 15222-379

                                November 22, 1999

Linda Stirling, Esq.
EDGAR Operations Branch
Securities and Exchange Commission
Office of Insurance Products
Room 10172, Stop 10-6
450 Fifth Street, Northwest
Washington, DC  20549

        RE:    WORLD INVESTMENT SERIES, INC. (the "Registrant")
               1933 Act File No 33-52149
               1940 ACT FILE NO. 811-7141

Dear Ms. Stirling:

        A Registration Statement on Form N-14 under the Securities Act of 1933 is being filed with the Commission today, Monday, November 22, 1999, by the above mentioned Registrant. The Registration Statement relates to the tax-free exchange of the assets of Federated Latin American Growth Fund, a portfolio of the Registrant, for Class A, B and C shares of Federated Emerging Markets Fund, also a portfolio of the Registrant. Following the exchange, the shares of Federated Emerging Markets Fund so acquired by Federated Latin American Growth Fund will be distributed, pro rata, to the shareholders of Federated Latin American Growth Fund in complete liquidation of that portfolio.

        Assuming the Registration Statement meets with your approval, the Registrant and its principal underwriter, Federated Securities Corp., respectfully request, pursuant to Rule 461 under the Securities Act of 1933, that the effective date of the Registration Statement be accelerated to 11:00 A.M. on December 15, 1999, or as soon thereafter as the Commission shall deem appropriate. We are requesting accelerated effectiveness so that the Proxy/Prospectus contained in the Registration Statement can be mailed to the shareholders of Federated Latin American Growth Fund on or about December 28, 1999 to allow adequate time for shareholders to review and return their proxies in time for the meeting of shareholders scheduled for February 11, 2000.

Page 2
November 22, 1999

        If you have any questions regarding this filing, please call James O. Perry at (412) 288-8162.

                                            Very truly yours,

                                            /S/ TIMOTHY S. JOHNSON

                                            Timothy S. Johnson
                                            Secretary
                                            Federated Securities Corp.

                                            /S/ JAMES O. PERRY

                                            James O. Perry
                                            Assistant Secretary
                                            World Investment Series, Inc.

Reg No.  333- _________
                811-7141

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-14

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                          WORLD INVESTMENT SERIES, INC.

               (Exact Name of Registrant as Specified in Charter)

                                 (412) 288-1900

                        (Area Code and Telephone Number)

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                    (Address of Principal Executive Offices)

                           JOHN W. MCGONIGLE, ESQUIRE

                            Federated Investors Tower

                               1001 Liberty Avenue

                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)

                                    Copy to:

JAMES O. PERRY, IV, ESQUIRE              MATTHEW G. MALONEY, ESQUIRE
Federated Investors, Inc.                Dickstein Shapiro Morin & Oshinsky LLP
Federated Investors Tower                2101 L Street, NW
1001 Liberty Avenue                      Washington, DC  20037
Pittsburgh, Pennsylvania  15222-3779

           It is proposed that this filing will become effective thirty (30) days after filing pursuant to Rule 488(a) under the Securities Act of 1933, as amended (Approximate Date of Proposed Public Offering).

           No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of beneficial interest have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                      FEDERATED LATIN AMERICAN GROWTH FUND

                              5800 CORPORATE DRIVE

                            PITTSBURGH, PA 15237-7000

                                 VERY IMPORTANT

          ENCLOSED IS AN IMPORTANT PROXY STATEMENT AND PROXY VOTE CARD

                         WHICH REQUIRES YOUR SIGNATURE.

                  THEY RELATE TO THE TRANSFER OF THE ASSETS OF

                      FEDERATED LATIN AMERICAN GROWTH FUND

                            IN EXCHANGE FOR SHARES OF

                        FEDERATED EMERGING MARKETS FUND.

                     PLEASE REVIEW AND CAST YOUR VOTE TODAY!

Dear Valued Shareholder,

        We are writing you today to inform you that the Board of Directors has unanimously recommended a tax-free transfer of all of the assets of Federated Latin American Growth Fund to Federated Emerging Markets Fund in exchange for Class A, B and C Shares of Federated Emerging Markets Fund. The Board of Directors believes that this reorganization is in the best interests of the funds and their respective shareholders and will allow you to continue to pursue your investment objectives as part of the larger combined fund. Subsequent to the exchange, the Class A, B and C Shares of Federated Emerging Markets Fund will be distributed in complete liquidation of Federated Latin American Growth Fund to the holders of its Class A, B and C Shares, respectively. Both Federated Latin American Growth Fund and Federated Emerging Markets Fund are portfolios of World Investment Series, Inc. Federated Global Investment Management Corp. serves as the adviser for both funds.

                         IDENTICAL INVESTMENT OBJECTIVES

        In recommending this tax-free reorganization, the Board of Directors considered the fact that the Federated Emerging Markets Fund and the Federated Latin American Growth Fund have identical investment objectives. Both funds seek to provide long-term growth of capital. The Federated Latin American Growth Fund pursues its objective by investing at least 65% of its assets in equity securities of Latin American companies while Federated Emerging Markets Fund pursues its objective by investing 65% of its assets in equity securities of issuers and companies located in emerging market countries. Emerging markets are those which have gross domestic product per capita lower than $10,000 per year and include markets in several Latin American countries.

              POTENTIAL ECONOMIES OF SCALE AND LOWER EXPENSE RATIOS

        The Board of Directors believes that operating efficiencies leading to potentially lower expense ratios may be realized as a result of the reorganization. For example, the projected pro forma combined operating expenses for the funds' Class A Shares, assuming the reorganization was completed as of November 30, 2000, are 3.10% as opposed to the total annual operating expenses (before waivers and reimbursements) of 6.88% for Federated Latin American Growth Fund as of the same date.

                               PLEASE VOTE TODAY!

        The Board of Directors has unanimously voted to recommend that you vote "FOR" this reorganization. A voting, or proxy, card is enclosed. Please note that you may receive more than one proxy package if you hold shares of Federated Latin American Growth Fund in more than one account. It is essential that you mark your card in the appropriate space and return it in the postage-paid envelope provided. You may also vote through the Internet at www.proxyvote.com.

        Once shareholder approval has been received, the reorganization of the Federated Latin American Growth Fund into the Federated Emerging Markets Fund is scheduled to occur on or about February 11, 2000. Any beneficial interest that you may possess in Federated Latin American Growth Fund on the day the reorganization is completed will automatically convert into a corresponding interest in Federated Emerging Markets Fund of equal value.

        Because shareholder approval is required for this fund reorganization, your individual vote is of critical importance. This gives you an important say in the management of your investment. The transfer of assets will be effected only if approved by a majority of Federated Latin American Growth Fund's outstanding shares on the record date, voted in person or represented by proxy. We hope that you will participate by casting your vote in person, or by proxy if you are unable to attend the meeting. Please read the enclosed prospectus/proxy statement carefully before you vote.

        THE BOARD OF DIRECTORS BELIEVES THAT THE TRANSACTION IS IN THE BEST INTERESTS OF FEDERATED LATIN AMERICAN GROWTH FUND AND ITS SHAREHOLDERS AND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR ITS APPROVAL.

        Thank you for your prompt attention and participation.

                                            Sincerely,

                                            Richard B. Fisher
                                            President
                                            December 28, 1999

                          WORLD INVESTMENT SERIES, INC.

                   NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

                    OF FEDERATED LATIN AMERICAN GROWTH FUND:

NOTICE IS HEREBY GIVEN that a Special Meeting of the Shareholders of Federated Latin American Growth Fund, a portfolio of World Investment Series, Inc., will be held at 2:00 p.m. (Eastern Time) on February 11, 2000 at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000 for the following purposes:

         1. To approve or disapprove a proposed agreement pursuant to which Federated Emerging Markets Fund, a portfolio of World Investment Series, Inc., would acquire all of the assets of Federated Latin American Growth Fund in exchange for Class A, B and C Shares of Federated Emerging Markets Fund. Federated Latin American Growth Fund would then distribute the shares of Federated Emerging Markets Fund so received, pro rata, to holders of its Class A, B and C shares in complete liquidation and termination of Federated Latin American Growth Fund; and

        2. To transact such other business as may properly come before the meeting or any adjournment thereof.

                                    By Order of the Board of Directors,

                                    John W. McGonigle
                                    Secretary

December 28, 1999

Shareholders of record at the close of business December 14, 1999 are entitled to vote at the meeting and any adjournments.

TO SECURE THE LARGEST POSSIBLE REPRESENTATION AND TO SAVE THE EXPENSE OF FURTHER MAILINGS, PLEASE MARK YOUR PROXY CARD, SIGN IT, AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES. YOU MAY REVOKE YOUR PROXY AT ANY TIME AT OR BEFORE THE MEETING OR VOTE IN PERSON IF YOU ATTEND THE MEETING.

                           PROSPECTUS/PROXY STATEMENT

                                DECEMBER 28, 1999

                          ACQUISITION OF THE ASSETS OF

                      FEDERATED LATIN AMERICAN GROWTH FUND

                           ("LATIN AMERICAN GROWTH"),

                  A PORTFOLIO OF WORLD INVESTMENT SERIES, INC.

                              5800 CORPORATE DRIVE

                       PITTSBURGH, PENNSYLVANIA 15237-7000

                         TELEPHONE NUMBER: 412/288-1900

                BY AND IN EXCHANGE FOR CLASS A, B AND C SHARES OF

                         FEDERATED EMERGING MARKETS FUND

                              ("EMERGING MARKETS"),

                  A PORTFOLIO OF WORLD INVESTMENT SERIES, INC.

                              5800 CORPORATE DRIVE

                       PITTSBURGH, PENNSYLVANIA 15237-7000

                         TELEPHONE NUMBER: 412/288-1900

        This Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Directors (the "Board") of World Investment Series, Inc. for use at the special meeting of shareholders of Latin American Growth to be held at 2:00 p.m. (Eastern Time) on February 11, 2000 at the offices of World Investment Series, Inc., 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000.

        This Prospectus/Proxy Statement describes the proposed Agreement and Plan of Reorganization (the "Agreement") whereby Emerging Markets would acquire all of the assets of Latin American Growth in exchange for Class A, B and C Shares of Emerging Markets. These shares would then be distributed PRO RATA by Latin American Growth to holders of its Class A, B and C Shares, respectively. As a result, each Latin American Growth shareholder will own shares of Emerging Markets having a total net asset value equal to the total net asset value of his or her holdings in Latin American Growth immediately prior to the reorganization. The Agreement would result in the complete liquidation and termination of Latin American Growth. Latin American Growth and Emerging Markets are sometimes referred to in this Prospectus/Proxy Statement individually as a "Fund" and collectively as the "Funds."

        Each Fund is a diversified portfolio of securities of World Investment Series, Inc., an open-end management investment company. The investment objectives of Latin American Growth and Emerging Markets are identical, to provide long-term growth of capital. For a comparison of the investment policies of the Funds, see "Summary--Investment Objectives, Policies, and Limitations."

        This Prospectus/Proxy Statement should be retained for future reference. It contains information about World Investment Series, Inc., Latin American Growth and Emerging Markets that a prospective investor should know before investing in Emerging Markets. This Prospectus/Proxy Statement is accompanied by the Prospectus of Emerging Markets dated March 31, 1999 (revised July 31, 1999), which is incorporated herein by reference. The Prospectus of Latin American Growth dated March 31, 1999 (revised July 31,1999) , and the Statements of Additional Information for Emerging Markets and Latin American Growth, dated March 31, 1999, (relating to the Prospectuses of Emerging Markets and Latin American Growth, respectively, of the same date) containing additional information, have been filed with the Securities and Exchange Commission and are incorporated herein by reference. Copies of the Statements of Additional Information may be obtained without charge by calling the Funds at the telephone numbers shown above.

        The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information dated December 28, 1999 and other material incorporated by reference, together with other information regarding Emerging Markets and Latin American Growth.

        THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

        THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                     PAGE NO.

SUMMARY OF EXPENSES........................................................__

SUMMARY....................................................................__
   About the Proposed Reorganization.......................................__
   Investment Objectives, Policies and Limitations.........................__
   Distribution Arrangements...............................................__
   Dividends and Distributions
   Advisory and Other Fees.................................................__
   Purchase and Redemption Procedures......................................__
   Exchange Privileges.....................................................__
   Tax Consequences........................................................__

RISK FACTORS...............................................................__

INFORMATION ABOUT THE REORGANIZATION.......................................__
   Background and Reasons for the Proposed Reorganization..................__
   Description of the Agreement and Plan of Reorganization.................__
   Description of Shares of Federated Emerging Markets.....................__
   Federal Income Tax Consequences.........................................__
   Comparative Information on Shareholder Rights and Obligations...........__
   Capitalization..........................................................__

INFORMATION ABOUT WORLD INVESTMENT SERIES, INC., LATIN AMERICAN
  GROWTH FUND AND EMERGING MARKETS FUND....................................__

VOTING INFORMATION.........................................................__
   Outstanding Shares and Voting Requirements..............................__
   Dissenter's Right of Appraisal..........................................__

OTHER MATTERS AND DISCRETION OF PERSONS NAMED IN THE PROXY.................__

AGREEMENT AND PLAN OF REORGANIZATION - EXHIBIT A...........................A-1

Set forth below are summaries of expenses for Class A, B and C Shares for the period ended November 30, 1998 followed by the projected expenses for Class A, B and C Shares for the period ended November 30, 2000.

                               SUMMARY OF EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds' Class A Shares.


                                                                                FEDERATED     FEDERATED
                                                                                LATIN         EMERGING
SHAREHOLDER FEES                                                                AMERICAN      MARKETS     PRO FORMA
FEES PAID DIRECTLY FROM YOUR INVESTMENT                                         GROWTH FUND   FUND        COMBINED
Maximum Sales Charge (Load) Imposed on Purchases

(as a percentage of offering price)................                             5.50%          5.50%          5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase
price or redemption proceeds, as applicable) .............                      0.00%          0.00%          0.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
     (and other Distributions)
(as a percentage of offering price)................                             None           None           None
Redemption Fee (as a percentage of amount redeemed,
 if applicable)....................................                             None           None           None

Exchange Fee.......................................                             None           None           None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
(AS PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee 2...................................                             1.25%          1.25%          1.25%
Distribution (12b-1) Fee 3.........................                             0.25%          0.25%          0.25%
Shareholder Services Fee ..........................                             0.25%          0.25%          0.25%
Other Expenses ....................................                             2.70% 4        1.34%          1.13%
Total Annual Fund Operating Expenses                                            4.45%          3.09%          2.88%
------------------------------------------------------------------------------

1. Although not contractually obligated to do so, the adviser waived and reimbursed certain amounts and the distributor waived certain amounts. These are shown below along with the net expenses the Funds ACTUALLY PAID for the fiscal year ended November 30, 1998.

Total Reimbursements and Waivers of Fund Expenses                               2.45%          0.50%           0.29%
Total Annual Fund Operating Expenses
(after waivers and reimbursements).................                             2.00%          2.59%           2.59%

2. The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Funds (after the voluntary waiver) was 0.00% and 1.00% for each Fund, and would have been 1.21% for the Pro Forma Combined Fund for the fiscal year ended November 30, 1998.

3. Class A Shares did not pay or accrue the distribution (12b-1) fee during the year ended November 30, 1998. Class A Shares also did not pay or accrue the distribution (12b-1) fee during the year ending November 30, 1999.

4. The adviser for the Federated Latin American Growth Fund voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) were 1.75% for the Federated Latin American Growth Fund for the year ended November 30, 1998.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a Class A shareholder of each of the Federated Latin American Growth Fund, the Federated Emerging Markets Fund and the Pro Forma Combined Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and " Summary - Distribution Arrangements."

EXAMPLE

This Example is intended to help you compare the cost of investing in the indicated Funds' Class A Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund's Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption area also shown. The Example also assumes that your investment has a 5% return each year and that each of the Fund's Class A Shares operating expenses are BEFORE WAIVERS AND REIMBURSEMENTS as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 ...............       FEDERATED.....       FEDERATED
 ...............  LATIN AMERICAN        EMERGING         PRO FORMA
 ...............    GROWTH FUND        MARKETS FUND    COMBINED
------------------------------------------------------------------------
1 YEAR..

Expenses assuming

REDEMPTION............$972..........$845....       $825
-----------------------------------------------------------------
Expenses assuming

NO REDEMPTION.........$972..........$845....       $825
-----------------------------------------------------------------

3 YEARS.

Expenses assuming

REDEMPTION............$1,822........$1,451..       $1,393
-----------------------------------------------------------------
Expenses assuming

NO REDEMPTION.........$1,822........$1,451..       $1,393
-----------------------------------------------------------------

5 YEARS.

Expenses assuming

REDEMPTION............$2,682........$2,081..       $1,985
-----------------------------------------------------------------
Expenses assuming

NO REDEMPTION.........$2,682........$2,081..       $1,985
-----------------------------------------------------------------

10 YEARS

Expenses assuming

REDEMPTION............$4,873........$3,765..       $3,578
-----------------------------------------------------------------
Expenses assuming

NO REDEMPTION.........$4,873........$3,765..       $3,578
-----------------------------------------------------------------
            The above Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.


                               SUMMARY OF EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds' Class B Shares.

 ............................................                                    FEDERATED     FEDERATED
 ............................................                                    LATIN         EMERGING
SHAREHOLDER FEES............. ..............                                    AMERICAN      MARKETS       PRO FORMA
FEES PAID DIRECTLY FROM YOUR INVESTMENT.....                                    GROWTH FUND   FUND          COMBINED


Maximum Sales Charge (Load) Imposed on Purchases

(as a percentage of offering price)................                             None               None                None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, as applicable) .............                      5.50%              5.50%               5.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends

 (and other Distributions) (as a percentage of offering price).............     None               None                None
Redemption Fee

 (as a percentage of amount redeemed, if applicable)......                      None               None                None
Exchange Fee.......................................                             None               None                None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)1

Expenses That are Deducted From Fund Assets (as percentage of average net assets)

Management Fee 2...................................                             1.25%              1.25%             1.25%
Distribution (12b-1) Fee ..........................                             0.75%              0.75%             0.75%
Shareholder Services Fee ..........................                             0.25%              0.25%             0.25%
Other Expenses ....................................                             2.70%3             1.34%             1.13%
Total Annual Fund Operating Expenses ..............                             4.95%              3.59%4            3.38%
------------------------------------------------------------------------------

1. Although not contractually obligated to do so, the adviser waived and reimbursed certain amounts and the distributor waived certain amounts. These are shown below along with the net expenses the Funds ACTUALLY PAID for the fiscal year ended November 30, 1998.

Total Reimbursements and Waivers of Fund Expenses.........                      2.20%             0.25%             0.04%
Total Annual Fund Operating Expenses
 (after waivers and reimbursements)................                             2.75%              3.34%             3.34%

2. The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Funds (after the voluntary waiver) was 0.00% and 1.00% for each Fund, and would have been 1.21% for the Pro Forma Combined Fund for the year ended November 30, 1998.

3. The adviser for the Federated Latin American Growth Fund voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) were 1.75% for the Federated Latin American Growth Fund for the year ended November 30, 1998.

4. Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a Class B shareholder of each of the Federated Latin American Growth Fund, the Federated Emerging Markets Fund and the Pro Forma Combined Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements."

EXAMPLE

This Example is intended to help you compare the cost of investing in the indicated Funds' Class B Shares with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in each respective Fund's Class B Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that each of the Fund's Class B Shares operating expenses are BEFORE WAIVERS AND REIMBURSEMENTS as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 ...............       FEDERATED.....    FEDERATED
 ...............  LATIN AMERICAN    EMERGING.PRO FORMA
 ...............    GROWTH FUND     MARKETS FUND     COMBINED
------------------------------------------------------------------------
1 YEAR..
--------
Expenses assuming
REDEMPTION............$1,045........$912....       $891
-----------------------------------------------------------------
Expenses assuming
NO REDEMPTION.........$495..........$362....       $341
-----------------------------------------------------------------

3 YEARS.

Expenses assuming

REDEMPTION............$1,886........$1,500..       $1,439
-----------------------------------------------------------------
Expenses assuming

NO REDEMPTION.........$1,486........$1,100..       $1,039
-----------------------------------------------------------------

5 YEARS.

Expenses assuming

REDEMPTION............$2,678........$2,059..       $1,960
-----------------------------------------------------------------
Expenses assuming

NO REDEMPTION.........$2,478........$1,859..       $1,760
-----------------------------------------------------------------

10 YEARS

Expenses assuming

REDEMPTION............$4,866........$3,744..       $3,555
-----------------------------------------------------------------
Expenses assuming

NO REDEMPTION.........$4,866........$3,744..       $3,555
-----------------------------------------------------------------
            The above Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.


                               SUMMARY OF EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds' Class C Shares.

 ............................................                                    FEDERATED     FEDERATED
 ............................................                                    LATIN         EMERGING
SHAREHOLDER FEES............. ..............                                    AMERICAN      MARKETS       PRO FORMA
FEES PAID DIRECTLY FROM YOUR INVESTMENT.....                                    GROWTH FUND   FUND          COMBINED


Maximum Sales Charge (Load) Imposed on Purchases

 (as a percentage of offering price)..............                              None               None                None
Maximum Deferred Sales Charge (Load) (as a percentage
 of original purchase price or redemption proceeds,

as applicable) ....................................                             1.00%             1.00%               1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions)
(as a percentage of offering price)................                             None               None                None
Redemption Fee (as a percentage
of amount redeemed, if applicable)                                              None               None                None
Exchange Fee......................................                              None               None                None


ANNUAL FUND OPERATING EXPENSES (Before Waivers)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
(AS PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee 2...................................                             1.25%              1.25%             1.25%
Distribution (12b-1) Fee ..........................                             0.75%              0.75%             0.75%
Shareholder Services Fee ..........................                             0.25%              0.25%             0.25%
Other Expenses ....................................                             2.70%3             1.34%             1.13%
Total Annual Fund Operating Expenses                                            4.95%              3.59%             3.38%
-----------------------------------------------------------------------------------------

1. Although not contractually obligated to do so, the adviser waived and reimbursed certain amounts. These are shown below along with the net expenses the Funds ACTUALLY PAID for the fiscal year ended November 30, 1998.

Total Reimbursements and Waivers of Fund Expenses                               2.20%              0.25%             0.04%
Total Annual Fund Operating Expenses
(after waivers and reimbursements)                                              2.75%              3.34%             3.34%

2. The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Funds (after the voluntary waiver) was 0.00% and 1.00% for each Fund, and would have been 1.21% for the Pro Forma Combined Fund for the year ended November 30, 1998.

3. The adviser for the Federated Latin American Growth Fund voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) were 1.75% for the Federated Latin American Growth Fund for the year ended November 30, 1998.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a Class C shareholder of each of the Federated Latin American Growth Fund, the Federated Emerging Markets Fund and the Pro Forma Combined Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and " Summary - Distribution Arrangements."

EXAMPLE

This Example is intended to help you compare the cost of investing in the indicated Funds' Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund's Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that each of the Fund's Class C Shares operating expenses are BEFORE WAIVERS AND REIMBURSEMENTS as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 ...............       FEDERATED.....        FEDERATED
 ...............  LATIN AMERICAN      EMERGING          PRO FORMA
 ...............    GROWTH FUND       MARKETS FUND       COMBINED
-----------------------------------------------------------------
1 YEAR..

Expenses assuming

REDEMPTION............$595..........$462           $441
-----------------------------------------------------------------
Expenses assuming

NO REDEMPTION.........$495..........$362           $341
-----------------------------------------------------------------

3 YEARS.

Expenses assuming

REDEMPTION............$1,486........$1,100         $1,039
-----------------------------------------------------------------
Expenses assuming

NO REDEMPTION.........$1,486........$1,100         $1,039
-----------------------------------------------------------------

5 YEARS.

Expenses assuming

REDEMPTION............$2,478........$1,859         $1,760
-----------------------------------------------------------------
Expenses assuming

NO REDEMPTION.........$2,478........$1,859         $1,760
-----------------------------------------------------------------

10 YEARS

Expenses assuming

REDEMPTION............$4,962........$3,854         $3,667
-----------------------------------------------------------------
Expenses assuming

NO REDEMPTION.........$4,962........$3,854         $3,667
-----------------------------------------------------------------
        The above Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

                               SUMMARY OF EXPENSES

This table describes the projected fees and expenses that you may pay if you buy and hold shares of the Funds' Class A Shares and assuming the reorganization is completed on November 30, 2000 (if at all).

                                                                                FEDERATED FEDERATED
                                                                                LATIN       EMERGING
SHAREHOLDER FEES....................                                            AMERICAN      MARKETS        PRO FORMA
FEES PAID DIRECTLY FROM YOUR INVESTMENT                                         GROWTH FUND     FUND           COMBINED


Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of offering price)..                             5.50%             5.50%               5.50%

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase
price or redemption proceeds, as applicable) ......                             0.00%             0.00%               0.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends
     (and other Distributions)
          (as a percentage of offering price).........                          None               None                None

Redemption Fee (as a percentage of amount
redeemed, if applicable)....................                                    None               None                None

Exchange Fee................................                                    None               None                None


ANNUAL FUND OPERATING EXPENSES (Before Waivers)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
(AS PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee 2..........................................                      1.25%            1.25%             1.25%
Distribution (12b-1) Fee 3................................                      0.25%            0.25%             0.25%
Shareholder Services Fee .................................                      0.25%            0.25%             0.25%
Other Expenses 4..........................................                      5.13%            1.47%             1.35%
Total Annual Fund Operating Expenses .....................                      6.88%            3.22%             3.10%

-----------------------------------------------------------------------

1. Although not contractually obligated to do so, the adviser expects to waive and reimburse and the distributor expects to waive certain amounts. These are shown below along with the net expenses the Funds EXPECT TO PAY for the fiscal year ending November 30, 2000.

Total Reimbursement and Waivers of Fund Expenses.....                           4.13%              0.49%             0.37%
Total Annual Fund Operating Expenses
(after waivers and reimbursements).........         ......                      2.75%              2.73%             2.73%

2. The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Funds (after the voluntary waiver) is expected to be 0.00%, 1.01%, and 1.13% for each Fund respectively for the fiscal year ending November 30, 2000.

3. Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending November 30, 2000.

4. The adviser for the Federated Latin American Growth Fund expects to voluntarily reimburse certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) are expected to be 2.75% for the Federated Latin American Growth Fund for the fiscal year ending November 30, 2000.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a Class A shareholder of each of the Federated Latin American Growth Fund, the Federated Emerging Markets Fund and the Pro Forma Combined Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and " Summary - Distribution Arrangements."

EXAMPLE

This Example is intended to help you compare the cost of investing in the indicated Funds' Class A Shares with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in each respective Fund's Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the fund's Class A Shares operating expenses are BEFORE WAIVERS AND REIMBURSEMENTS as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 ...............       FEDERATED.....        FEDERATED
 ...............  LATIN AMERICAN        EMERGING            PRO FORMA
 ...............    GROWTH FUND......     MARKETS FUND       COMBINED
------------------------------------------------------------------------
1 YEAR..

Expenses assuming

REDEMPTION............$1,194........$857....       $846
-----------------------------------------------------------------
Expenses assuming

NO REDEMPTION.........$1,194........$857....       $846
-----------------------------------------------------------------

3 YEARS.

Expenses assuming

REDEMPTION............$2,446........$1,487..       $1,454
-----------------------------------------------------------------
Expenses assuming

NO REDEMPTION.........$2,446........$1,487..       $1,454
-----------------------------------------------------------------

5 YEARS.

Expenses assuming

REDEMPTION............$3,651........$2,141..       $2,086
-----------------------------------------------------------------
Expenses assuming

NO REDEMPTION.........$3,651........$2,141..       $2,086
-----------------------------------------------------------------

10 YEARS

Expenses assuming

REDEMPTION............$6,472........$3,878..       $3,773
-----------------------------------------------------------------
Expenses assuming

NO REDEMPTION.........$6,472........$3,878..       $3,773
-----------------------------------------------------------------

            The above Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

                               SUMMARY OF EXPENSES

This table describes the projected fees and expenses that you may pay if you buy and hold shares of the Funds' Class B Shares and assuming the reorganization is completed on November 30, 2000 (if at all).

                                                                           FEDERATED      FEDERATED
                                                                           LATIN          EMERGING
SHAREHOLDER FEES............................                               AMERICAN       MARKETS        PRO FORMA
FEES PAID DIRECTLY FROM YOUR INVESTMENT.....                               GROWTH FUND    FUND           COMBINED
Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of offering price).                         None               None                None

Maximum Deferred Sales Charge (Load) (as a percentage of
          original purchase
price or redemption proceeds, as applicable) ......                        5.50%             5.50%               5.50%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends
     (and other Distributions)
          (as a percentage of offering price).........                     None               None                None

Redemption Fee (as a percentage
 of amount redeemed, if applicable).........                               None               None                None

Exchange Fee................................                               None               None                None


ANNUAL FUND OPERATING EXPENSES (Before Waivers)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
(AS PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee 2..........................................                 1.25%              1.25%             1.25%
Distribution (12b-1) Fee .................................                 0.75%              0.75%             0.75%
Shareholder Services Fee .................................                 0.25%              0.25%             0.25%
Other Expenses 3..........................................                 5.13%              1.47%             1.35%
Total Annual Fund Operating Expenses .....................                 7.38%              3.72% 4           3.60%

-----------------------------------------------------------------------------------------

1. Although not contractually obligated to do so, the adviser expects to waive and reimburse certain amounts. These are shown below along with the net expenses the Funds EXPECT TO PAY for the fiscal year ending November 30, 2000.

Total Reimbursement and Waivers of Fund Expenses                           3.88%              0.24%             0.12%
Total Annual Fund Operating Expenses
(after waivers and reimbursements)                                         3.50%              3.48%             3.48%

2. The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Funds (after the voluntary waiver) is expected to be 0.00%, 1.01%, and 1.13% for each Fund respectively for the fiscal year ending November 30, 2000.

3. The adviser for the Federated Latin American Growth Fund expects to voluntarily reimburse certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) are expected to be 2.50% for the Federated Latin American Growth Fund for the fiscal year ending November 30, 2000.

4. Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a Class B shareholder of each of the Federated Latin American Growth Fund, the Federated Emerging Markets Fund and the Pro Forma Combined Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and " Summary - Distribution Arrangements."

EXAMPLE

This Example is intended to help you compare the cost of investing in the indicated Funds' Class B Shares with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in each respective Fund's Class B Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the fund's Class B Shares operating expenses are BEFORE WAIVERS AND REIMBURSEMENTS as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 ...............       FEDERATED.....        FEDERATED
 ...............  LATIN AMERICAN        EMERGING            PRO FORMA
 ...............    GROWTH FUND......     MARKETS FUND       COMBINED
------------------------------------------------------------------------
1 YEAR..

Expenses assuming

REDEMPTION............$1,279........$924....       $913
-----------------------------------------------------------------
Expenses assuming

NO REDEMPTION.........$729..........$374....       $363
-----------------------------------------------------------------

3 YEARS.

Expenses assuming

REDEMPTION............$2,536........$1,538..       $1,503
-----------------------------------------------------------------
Expenses assuming

NO REDEMPTION.........$2,136........$1,138..       $1,103
-----------------------------------------------------------------

5 YEARS.

Expenses assuming

REDEMPTION............$3,677........$2,120..       $2,064
-----------------------------------------------------------------
Expenses assuming

NO REDEMPTION.........$3,477........$1,920..       $1,864
-----------------------------------------------------------------

10 YEARS

Expenses assuming

REDEMPTION............$6,484........$3,858..       $3,752
-----------------------------------------------------------------
Expenses assuming

NO REDEMPTION.........$6,484........$3,858..       $3,752
-----------------------------------------------------------------

            The above Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

                               SUMMARY OF EXPENSES

This table describes the projected fees and expenses that you may pay if you buy and hold shares of the Funds' Class C Shares and assuming the reorganization is completed on November 30, 2000 (if at all).


                                                                 FEDERATED    FEDERATED
                                                                 LATIN        EMERGING
SHAREHOLDER FEES....................                             AMERICAN     MARKETS        PRO FORMA
FEES PAID DIRECTLY FROM YOUR INVESTMENT.....                     GROWTH FUND  FUND           COMBINED
Maximum Sales Charge (Load) Imposed on Purchases

(as a percentage of offering price).........                     None          None            None
Maximum Deferred Sales Charge (Load) (as a percentage
     of original purchase price or redemption
          proceeds, as applicable) ......                        1.00%         1.00%           1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
          (and other Distributions)
               (as a percentage of offering price).........      None          None            None
Redemption Fee (as a percentage
     of amount redeemed, if applicable)..........                None          None            None
Exchange Fee................................                     None          None            None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
(AS PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee 2............................                     1.25%         1.25%           1.25%
Distribution (12b-1) Fee ...................                     0.75%         0.75%           0.75%
Shareholder Services Fee ...................                     0.25%         0.25%           0.25%
Other Expenses 3............................                     5.13%         1.47%           1.35%
Total Annual Fund Operating Expenses                             7.38%         3.72%           3.60%


1. Although not contractually obligated to do so, the adviser expects to waive and reimburse certain amounts. These are shown below along with the net expenses the Funds EXPECT TO PAY for the fiscal year ending November 30, 2000.

Total Reimbursement and Waivers of Fund Expenses                 3.88%              0.24%             0.12%
Total Annual Fund Operating Expenses
 (after waivers and reimbursements)                              3.50%              3.48%             3.48%

2. The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Funds (after the voluntary waiver) is expected to be 0.00%, 1.01% and 1.13% for each Fund respectively for the fiscal year ending November 30, 2000.

3. The adviser for the Federated Latin American Growth Fund expects to voluntarily reimburse certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) are expected to be 2.50% for the Federated Latin American Growth Fund for the fiscal year ending November 30, 2000.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a Class C shareholder of each of the Federated Latin American Growth Fund, the Federated Emerging Markets Fund and the Pro Forma Combined Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and " Summary - Distribution Arrangements".

EXAMPLE

This Example is intended to help you compare the cost of investing in the indicated Funds' Class C Shares with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in each respective Fund's Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the fund's Class C Shares operating expenses are BEFORE WAIVERS AND REIMBURSEMENTS as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 ...............       FEDERATED.....        FEDERATED
 ...............  LATIN AMERICAN        EMERGING            PRO FORMA
 ...............    GROWTH FUND......     MARKETS FUND       COMBINED
------------------------------------------------------------------------
1 YEAR..

Expenses assuming

REDEMPTION............$829..........$474           $463
-----------------------------------------------------------------
Expenses assuming

NO REDEMPTION.........$729..........$374           $363
-----------------------------------------------------------------

3 YEARS.

Expenses assuming

REDEMPTION............$2,136........$1,138         $1,103
-----------------------------------------------------------------
Expenses assuming

NO REDEMPTION.........$2,136........$1,138         $1,103
-----------------------------------------------------------------

5 YEARS.

Expenses assuming

REDEMPTION............$3,447........$1,920         $1,864
-----------------------------------------------------------------
Expenses assuming

NO REDEMPTION.........$3,447........$1,920         $1,864
-----------------------------------------------------------------

10 YEARS

Expenses assuming

REDEMPTION............$6,559........$3.967         $3,862
-----------------------------------------------------------------
Expenses assuming

NO REDEMPTION.........$6,559........$3,967         $3,862
-----------------------------------------------------------------

            The above Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

                                     SUMMARY

        This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus of Emerging Markets dated March 31, 1999 (revised July 31, 1999), the Statement of Additional Information of Emerging Markets dated March 31, 1999 (relating to the Emerging Markets Prospectus), the Prospectus of Latin American Growth dated March 31, 1999 (revised July 31, 1999), the Statement of Additional Information of Latin American Growth dated March 31, 1999 (relating to the Latin American Growth prospectus), and the Agreement and Plan of Reorganization (the "Agreement"). A copy of the Agreement is attached to this Prospectus/Proxy Statement as EXHIBIT A. The Prospectus of Emerging Markets accompanies this Prospectus/Proxy Statement.

ABOUT THE PROPOSED REORGANIZATION

        Although the Board of World Investment Series, Inc. believes that the performance of Latin American Growth has been satisfactory, relative to comparably situated investment portfolios, its relatively small size and relatively high expenses have raised concerns as to whether such performance will continue to be competitive in light of the indication by the Fund's adviser, Federated Global Management Investment Corp. ("Fed Global"), to the Board that it is unwilling to continue to waive its investment advisory fee and/or reimburse operating expenses to the extent it has historically done so. Accordingly, the Board has determined that a combination of Latin American Growth with Emerging Markets would provide a larger asset base to absorb operating costs while continuing to provide shareholders of Latin American Growth with the same investment objective and comparable investment policies and strategies. The Board has voted to recommend the approval of the Agreement pursuant to which Emerging Markets, a portfolio of World Investment Series, Inc., would acquire all of the assets of Latin American Growth, also a portfolio of World Investment Series, Inc., in exchange for the Class A, B and C Shares of Emerging Markets (the "Exchange"). Immediately following the Exchange, Latin American Growth will distribute the Class A, B and C Shares of Emerging Markets to holders of Class A, B and C Shares of Latin American Growth, respectively (the "Distribution"). The Exchange and the Distribution are collectively referred to as the "Reorganization." As a result of the Reorganization, each shareholder of Latin American Growth will become the owner of Class A, B and C Shares of Emerging Markets having a total net asset value equal to the total net asset value of his or her holdings of Class A, B and C Shares in Latin American Growth on the (i.e., the Closing Date (as hereinafter defined).

        As a condition to the Reorganization, Emerging Markets and Latin American Growth will receive an opinion of counsel that, the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), so that no gain or loss will be recognized by either Emerging Markets or Latin American Growth or the shareholders of Latin American Growth. The tax basis of Emerging Markets Shares received by shareholders of Latin American Growth will be the same as the tax basis of their Shares in Latin American Growth. After the acquisition is completed, Latin American Growth will be terminated.

INVESTMENT OBJECTIVES, POLICIES AND LIMITATIONS

        The investment objectives of Latin American Growth and Emerging Markets are identical. The Funds seek to provide long-term growth of capital.

        Emerging Markets pursues its investment objective by investing primarily (i.e., at least 65% of its assets under normal conditions) in equity securities of issuers and companies located in countries having emerging markets. Emerging markets are defined in its prospectus as those which have gross domestic product per capita lower than $10,000 per year. Emerging Markets may also invest in preferred stocks (either convertible or non-convertible), American, European, Global or any other type of Depository Receipts or shares, warrants, and corporate and government fixed income securities denominated in currencies other than U.S. dollars. Emerging Markets may also enter into forward commitments, repurchase agreements and foreign currency transactions; maintain reserves in foreign or U.S. money market instruments and cash; and purchase options and financial futures contracts.

        Latin American Growth pursues its investment objective by investing primarily in equity securities of issuers and companies located in Latin American countries. Latin American Growth may invest in equity securities which include common and preferred stock (including convertible preferred stock), convertible bonds and notes, warrants and rights, interests in trusts and partnerships and American, European, Global or any other types of Depository Receipts. Additionally, Latin American Growth may invest in fixed income securities, which include fixed income securities of both governmental and corporate issuers (other than convertibles) of any quality or maturity.

        The Funds may invest up to 15% of their respective total assets in repurchase agreements, borrow money, and enter into forward foreign currency exchange contracts and foreign currency futures contracts, as well as purchase put or call options on foreign currency and enter into interest rate and currency swaps. Both Funds invest primarily in securities:

o of issuers for which the principal securities trading market is an emerging market country; o of issuers organized under the laws of, or with a principal office in, an emerging market country; or

o traded in any market, which derive (directly or indirectly through subsidiaries) at least 50% of their total assets, capitalization, gross revenue or profit from its most current year from goods produced, services performed, or sales made in such emerging market countries.

        The principal difference between the Funds is that Latin American Growth is a regional fund which concentrates its investments in Latin America and Emerging Markets has the ability to diversify its portfolio by investing more of its assets in other emerging markets as well as Latin America.

        Both Emerging Markets and Latin American Growth are diversified management investment companies. They are not permitted, therefore, with respect to securities comprising 75% of the value of their total assets, to purchase securities issued by any one issuer if, as a result, more than 5% of the value of their total assets would be invested in the securities of that issuer, and they will not acquire more than 10% of the outstanding voting securities of any one issuer.

        Emerging Markets and Latin American Growth are subject to certain investment limitations. The investment limitations of the Funds are substantially identical. These limitations include provisions that, in effect, prohibit either Fund from:

o        selling any securities short or purchasing securities on margin;

o issuing senior securities, except that the Funds may borrow up to one-third of the value of their total assets; o mortgaging, pledging, or hypothecating any assets except to secure permitted borrowings; o lending any of their respective assets, except, portfolio securities up to one-third of the value of their respective total assets; or

     investing more than 15% of their respective assets in illiquid securities.

DISTRIBUTION ARRANGEMENTS

        The distribution arrangements of the Funds are identical. Federated Securities Corp. is the principal distributor for shares of both Emerging Markets and Latin American Growth. Class A Shares of the Funds are sold at net asset value, next determined after an order is received, plus a maximum sales charge of 5.50%. Class B and C Shares of the Funds are subject to maximum contingent deferred sales charges of 5.50% and 1.00% respectively, upon redemption. Certain investors and transactions may be subject to reduced or waived sales charges. No sales charge will be imposed in connection with the issuance of Emerging Market shares to the shareholders of Latin American Growth as a result of the Reorganization. The Funds have adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") pursuant to which each Fund may pay a fee to the distributor in an amount computed at a maximum annual rate of 0.25% of the average daily net assets of the Funds' Class A Shares and 0.75% of the Funds' Class B and C Shares, respectively, to finance any activity which is principally intended to result in the sale of shares subject to the Distribution Plan. The Funds have not paid and have no present intention of paying or accruing 12b-1 fees on Class A Shares under the Distribution Plan.

        For sales of Class A Shares of the Funds, a broker/dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a broker/dealer will be retained by the distributor. However, the distributor will, periodically, uniformly offer to pay to broker/dealers additional amounts in the form of cash, items of material value or promotional incentives. For a complete description of sales charges and exemptions from such charges, reference is hereby made to the accompanying Prospectus of Emerging Markets dated March 31, 1999 (revised July 31, 1999), and the Prospectus of Latin American Growth dated March 31, 1999, (revised July 31,
1999).

DIVIDENDS AND DISTRIBUTIONS

        The dividend and distribution policies of the Funds are identical. The Funds declare and pay any dividends annually and distribute net realized capital gains, if any, at least annually. All dividends and distributions of the Funds are paid in additional shares of the respective series unless the shareholders elect to receive cash.

ADVISORY AND OTHER FEES

        Fed Global, a Delaware corporation and a subsidiary of Federated Investors, Inc., serves as investment adviser to Emerging Markets and Latin American Growth. Fed Global is entitled to receive an annual investment advisory fee equal to 1.25% of the Funds' average daily net assets. Under their investment advisory contract, which provides for the voluntary waiver of the advisory fee by Fed Global, Fed Global may voluntarily waive some or all of its fee. Fed Global can terminate this voluntary waiver at any time at its sole discretion.

        Federated Services Company ("FServ") provides certain administrative personnel and services necessary to operate the Funds. These services are provided for an aggregate annual fee as specified below:

MAXIMUM ADMINISTRATIVE FEE          AVERAGE AGGREGATE DAILY NET ASSETS OF THE
                                                   FEDERATED FUNDS

               0.150% of 1%                 on the first $250 million
               0.125% of 1%                 on the next $250 million
               0.100% of 1%                 on the next $250 million
               0.075% of 1%                 on assets in excess of $750 million

        The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 for each additional class of shares. FServ may voluntarily waive a portion of its fee and may reimburse the Funds for expenses.

        FServ also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on Fund assets plus out-of-pocket expenses. FServ through its registered transfer agent subsidiary, Federated Shareholder Services Company ("FSSC"), maintains all necessary shareholder records. The Funds pay FSSC a transfer agency fee based on the size, type and number of accounts and transactions made by shareholders.

        The total annual operating expenses for Latin American Growth Class A Shares were 2.00% of average daily net assets, for the fiscal year ended November 30, 1998. Absent voluntary waivers of management fees and 12b-1 fees, total annual operating expenses would have been 4.45%. The total annual operating expenses for Emerging Markets Class A Shares were 2.59% of average daily net assets, for the fiscal year ended November 30, 1998. Absent voluntary waivers of management fees and 12b-1 fees, total annual operating expenses would have been 3.09%.

        The total projected annual operating expenses for Latin American Growth Class A Shares for the fiscal year ending November 30, 2000, are expected to be 2.75% of average daily net assets. Absent voluntary waivers of management fees and 12b-1 fees, total projected annual operating expenses are expected to be 6.88%. The total projected annual operating expenses for Emerging Markets Class A Shares for the fiscal year ending November 30, 2000, are expected to be 2.73% of average daily net assets. Absent voluntary waivers of management fees and 12b-1 fees, total projected annual operating expenses are expected to be 3.22% as of the same date.

        The total annual operating expenses for Latin American Growth Class B Shares were 2.75% of average daily net assets, for the fiscal year ended November 30, 1998. Absent voluntary waivers of management fees and 12b-1 fees, total annual operating expenses would have been 4.95%. The total annual operating expenses for Emerging Markets Class B Shares were 3.34% of average daily net assets, for the fiscal year ended November 30, 1998. Absent voluntary waivers of management fees and 12b-1 fees, total annual operating expenses would have been 3.59%.

        The total projected annual operating expenses for Latin American Growth Class B Shares for the fiscal year ending November 30, 2000 are expected to be 3.50% of average daily net assets. Absent voluntary waivers of management fees and 12b-1 fees, total projected annual operating expenses are expected to be 7.38%. The total projected annual operating expenses for Emerging Markets Class B Shares for the fiscal year ending November 30, 2000, are expected to be 3.48% of average daily net assets. Absent voluntary waivers of management fees and 12b-1 fees, total projected annual operating expenses are expected to be 3.72% as of the same date.

        The total annual operating expenses for Latin American Growth Class C Shares were 2.75% of average daily net assets, for the fiscal year ended November 30, 1998. Absent voluntary waivers of management fees and 12b-1 fees, total annual operating expenses would have been 4.95%. The total annual operating expenses for Emerging Markets Class C Shares were 3.34% of average daily net assets, for the fiscal year ended November 30, 1998. Absent voluntary waivers of management fees and 12b-1 fees, total annual operating expenses would have been 3.59%.

        The total annual projected operating expenses for Latin American Growth Class C Shares for the fiscal year ending November 30, 2000 are expected to be 3.50% of average daily net assets. Absent voluntary waivers of management fees and 12b-1 fees, total projected annual operating expenses are expected to be 7.38%. The total projected annual operating expenses for Emerging Markets Class C Shares for the fiscal year ending November 30, 2000, are expected to be 3.48% of average daily net assets. Absent voluntary waivers of management fees and 12b-1 fees, total projected annual operating expenses are expected to be 3.72% as of the same date.

PURCHASE AND REDEMPTION PROCEDURES

        Procedures for the purchase and redemption of Class A, B and C Shares of Emerging Markets are identical to procedures applicable to the purchase and redemption of Class A, B and C Shares of Latin American Growth. For a complete description of the purchase and redemption procedures applicable to purchases and redemptions of shares, refer to the Prospectus of Latin American Growth dated March 31, 1999 (revised July 31, 1999), and the Prospectus of the Emerging Markets dated March 31, 1999 (revised July 31, 1999), which are incorporated herein by reference. Any questions about such procedures may be directed to, and assistance in effecting purchases, redemptions, or exchanges of shares may be obtained by calling 1-800-341-7400.

        Shares of Emerging Markets are sold on all business days except on days on which the New York Stock Exchange is closed. Shares are sold at their net asset value next determined after an order is received, plus a maximum sales charge for Class A Shares of 5.50%. No front-end sales charge will be imposed on purchases of Class B and C Shares of Emerging Markets but a contingent deferred sales charge of up to 5.50% and 1.00% may be charged when redeeming Class B and C Shares, respectively. No sales charge will be imposed on the receipt by current Latin American Growth shareholders of Class A, B and C Shares of Emerging Markets pursuant to the Reorganization.

        The net asset value of the shares of the Funds is calculated as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on days shares are sold. Purchases of shares of either Fund may be made through an investment professional, directly from the Fund, by wire, by Automated Clearing House (ACH) or by check. Orders are considered received after payment is converted into federal funds. The minimum initial investment in Class A, B and C Shares of the Funds is $1,500, unless the investment is in a retirement account, in which case the minimum investment is $250.

        Redemption requests cannot be executed on days which the New York Stock Exchange is closed and federal or state holidays restricting wire transfers. Class A, B and C Shares of the Funds are redeemed at their net asset value next determined after the redemption request is received. Proceeds will be distributed by wire, electronic funds transfer (if your account is at a depository institution that is an ACH member) or check. Requests for redemption can be made by telephone or by mail as more particularly described in the above-referenced Prospectuses.

EXCHANGE PRIVILEGES

        Holders of Shares of Emerging Markets and Latin American Growth may exchange shares for shares of the same class of certain other Federated Funds at net asset value. Shareholders must exchange shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made, ensure that the account registrations are identical and receive a prospectus for the fund into which the exchange is made.

TAX CONSEQUENCES

        As a condition to the Reorganization transaction, World Investment Series, Inc. will receive an opinion of counsel that, the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Code so that no gain or loss will be recognized by either Emerging Markets or Latin American Growth or the shareholders of Latin American Growth. The tax basis of Emerging Markets shares received by Latin American Growth shareholders will be the same as the tax basis of their shares in Latin American Growth.

                                  RISK FACTORS

        Investment in Emerging Markets is subject to certain risks that are set forth in its Prospectus dated March 31, 1999 (revised July 31, 1999) and Statement of Additional Information dated March 31, 1999, which are incorporated herein by reference thereto. Briefly, these risks include, but are not limited to:

o securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies;

o emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies;

o emerging markets may also have restrictions on foreign ownership or prohibitions on the repatriation of assets, and may have less protection of property rights than developed countries;

o the economies of emerging market countries may be predominantly based on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates;

o securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets; and

o securities markets in emerging market countries typically offer less regulatory protection for investors.

        Investment in Latin American Growth carries risks of a substantially similar nature, as more fully described in its Prospectus dated March 31, 1999 (revised July 31, 1999) and its Statement of Additional Information dated March 31, 1999.

                      INFORMATION ABOUT THE REORGANIZATION

BACKGROUND AND REASONS FOR THE PROPOSED REORGANIZATION

               Although the Board of World Investment Series, Inc. believes that the performance of Latin American Growth has been satisfactory, in comparison to comparably situated investment portfolios, its relatively small size and relatively high expenses have raised concerns as to whether such performance will continue to be competitive in light of Fed Global's indication to the Board that it is unwilling to continue to waive its investment advisory fee and/or reimburse operating expenses to the extent it has historically done so. Accordingly, the Board has determined that a combination of Latin American Growth with Emerging Markets would provide a larger asset base to absorb operating costs while continuing to provide shareholders of Latin American Growth with the same investment objective and comparable investment policies and strategies. In reaching this conclusion, the Board considered a number of additional factors, including the following:

o the total expense ratio of the combined Emerging Markets following the Reorganization is projected to be lower than the projected expense ratio of Latin American Growth as a separate portfolio and the current expense ratio of Latin American Growth (excluding waivers and assumptions of management fees);

o the Reorganization provides for continuity of distribution and shareholder servicing arrangements;

o the Reorganization will not result in the recognition of any gain or loss for Federal income tax purposes either to the Funds or to the shareholders of Latin American Growth Fund; and

o the Reorganization could result in economies of scale through the spreading of fixed costs over a larger asset base. Currently, Latin American Growth's fixed costs are spread over a relatively small asset base.

        After considering these and other factors, the Board, including the independent directors, unanimously concluded at a meeting held on November 16, 1999 that the Reorganization would be in the best interest of Latin American Growth and its shareholders and the interest of existing Latin American Growth shareholders would not be diluted as a result of the Reorganization. The Board then unanimously voted to approve the Reorganization and authorized the officers of World Investment Series, Inc. to submit the Agreement to shareholders for consideration.

        At a meeting held on November 16, 1999, the Board, including the independent Directors, also unanimously concluded that the Reorganization would be in the best interest of Emerging Markets and the shareholders of Emerging Markets and the interest of existing Emerging Markets shareholders will not be diluted as a result of the Reorganization.

DESCRIPTION OF THE AGREEMENT AND PLAN OF REORGANIZATION

        The Agreement provides that on or about the Closing Date (presently expected to be on or about February 11, 2000) (the "Closing Date") Emerging Markets will acquire all of the assets of Latin American Growth in exchange for Class A, B and C Shares of Emerging Markets to be distributed pro rata by Latin American Growth to holders of its Class A, B and C Shares, respectively, in complete liquidation and termination of Latin American Growth. Shareholders of Latin American Growth will become shareholders of Emerging Markets as of 4:00 p.m. (Eastern Time) on the Closing Date (the "Closing") and will begin accruing dividends on the next day. Shares of Emerging Markets received by Latin American Growth shareholders as part of the Reorganization will not be subject to a sales load.

        At or before the Closing, Latin American Growth will declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its net investment income and realized net capital gains, if any, for all taxable years ending on or before the Closing Date.

        Consummation of the Reorganization is subject to the conditions set forth in the Agreement, including receipt of an opinion in form and substance satisfactory to World Investment Series, Inc., as described under the caption "Federal Income Tax Consequences" below. The Agreement may be terminated and the Reorganization may be abandoned at any time before or after approval by shareholders of Latin American Growth prior to the Closing Date by World Investment Series, Inc. if it believes that consummation of the Reorganization would not be in the best interests of the shareholders of either Latin American Growth or Emerging Markets.

        Fed Global will bear the expenses related to the Reorganization. Such expenses include, but are not limited to, legal fees, registration fees, transfer taxes (if any), the fees of banks and transfer agents and the costs of preparing, printing, copying and mailing proxy solicitation materials to shareholders of Latin American Growth and the costs of holding the Special Meeting of Shareholders.

        The foregoing brief summary of the Agreement entered into between Latin American Growth and Emerging Markets is qualified in its entirety by the terms and provisions of the Agreement, a copy of which is attached hereto as Exhibit A and incorporated herein by reference.

DESCRIPTION OF SHARES OF FEDERATED EMERGING MARKETS

        Shares of Emerging Markets to be issued to shareholders of Latin American Growth under the Agreement will be fully paid and non assessable when issued and transferable without restriction and will have no preemptive or conversion rights. Emerging Markets offers three classes of shares, Class A, B and C Shares. Shares are sold primarily to institutions or individuals, directly or through investment professionals. Class A Shares are subject to a maximum front-end sales charge of 5.50%. Class B and Class C Shares are sold at net asset value with a maximum contingent deferred sales charge of 5.50% and 1.00%, respectively. Investments in Class A, B and C Shares are subject to a minimum initial investment of $1,500, unless the investment is in a retirement account, in which case the minimum investment is $250. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date.

        The Fund has also adopted a Distribution Plan whereby the distributor is paid a fee of up 0.25% of Class A Shares' average daily net assets, 0.75% of Class B Shares' average daily net assets and 0.75% of Class C Shares average daily net assets. The Fund's Class A Shares have not paid and have no present intention of paying or accruing 12b-1 fees on Class A Shares under the Distribution Plan.

        The Fund has entered into a Shareholder Services Agreement under which the Fund will pay up to 0.25% of average daily net assets of the Fund.

        Class A, B and C Shares are subject to certain of the same expenses. Expense differences, however, among Class A, B and C Shares may affect the performance of each class. The stated advisory fee of 1.25% of average net assets is the same for all three classes of shares. Reference is hereby made to the Prospectus of Emerging Markets dated March 31, 1999 (revised July 31, 1999) for additional information about the shares of Emerging Markets.

FEDERAL INCOME TAX CONSEQUENCES

        As a condition to the Reorganization, World Investment Series, Inc. will receive an opinion from Dickstein Shapiro Morin & Oshinsky LLP, counsel to World Investment Series, Inc., to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes:

o the Reorganization as set forth in the Agreement will constitute a tax-free reorganization under section 368(a)(1)(C) of the Code, and Latin American Growth and Emerging Markets each will be a "party to a reorganization" within the meaning of section 368(b) of the Code;

o no gain or loss will be recognized by Emerging Markets upon its receipt of the assets of Latin American Growth in exchange for shares of Emerging Markets;

o no gain or loss will be recognized by Latin American Growth upon the transfer of its assets to Emerging Markets in exchange for shares of Emerging Markets or upon the distribution (whether actual or constructive) of shares of Emerging Markets to shareholders of Latin American Growth in exchange for their shares of Latin American Growth;

o no gain or loss will be recognized by the shareholders of Latin American Growth upon the exchange of their shares of Latin American Growth for shares of Emerging Markets;

o the tax basis of the assets of Latin American Growth acquired by Emerging Markets will be the same as the tax basis of such assets to Latin American Growth immediately prior to the Reorganization;

o the tax basis of shares of Emerging Markets received by each shareholder of Latin American Growth pursuant to the Reorganization will be the same as the tax basis of the shares of Latin American Growth held by such shareholder immediately prior to the Reorganization;

o the holding period of the assets of Latin American Growth in the hands of Emerging Markets will include the period during which those assets were held by Latin American Growth; and

        the holding period of shares of Emerging Markets received by each shareholder of Latin American Growth pursuant to the Reorganization will include the period during which the shares of Latin American Growth exchanged therefor were held by such shareholder, provided the shares of Latin American Growth were held as capital assets on the date of the Reorganization.

        Emerging Markets and Latin American Growth are not seeking a tax ruling from the Internal Revenue Service ("IRS"), but are acting in reliance upon the opinion of counsel discussed above. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position.

        Shareholders of the Funds should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the Federal income tax consequences of the Reorganization, shareholders of the Funds should also consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

        Emerging Markets does not anticipate that taxable sales involving significant amounts of securities of the combined portfolio will have to be made after the Reorganization to effect a realignment with the investment objectives and strategies of Emerging Markets.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS

        World Investment Series, Inc. is established as a corporation pursuant to Articles of Incorporation under the laws of the State of Maryland. The rights of shareholders of Latin American Growth and Emerging Markets, both portfolios of World Investment Series, Inc. are set forth in the Articles of Incorporation of World Investment Series, Inc. and are identical. Neither Fund is required to hold annual meetings of shareholders. Shareholder approval is necessary only for certain changes in operations or the election of the Board under certain circumstances. A special meeting of shareholders of either Fund for any permissible purpose is required to be called by the Board upon the written request of the holders of at least 10% of the outstanding shares of the relevant Fund.

CAPITALIZATION

        The following table sets forth the capitalization of Emerging Markets and Latin American Growth as of December 14, 1999 and on a PRO FORMA basis as of that date:

                                            Latin

                                            American      Emerging     Pro Forma

                                            GROWTH          MARKETS    COMBINED*

Net Assets...............................
Shares Outstanding...............
Price Per Share.......................

  Class A Shares
  Class B Shares
  Class C Shares

* ADJUSTED TO REFLECT SHARE BALANCE AS A RESULT OF THE COMBINATION BASED ON EXCHANGE RATIO (THE NET ASSET VALUE OF LATIN AMERICAN GROWTH DIVIDED BY THE NET ASSET VALUE OF EMERGING MARKETS).


                INFORMATION ABOUT WORLD INVESTMENT SERIES, INC.,

              LATIN AMERICAN GROWTH FUND AND EMERGING MARKETS FUND

        Information about World Investment Series, Inc., Latin American Growth, and Emerging Markets is contained in the Prospectuses of Latin American Growth and Emerging Markets dated March 31, 1999 (revised July 31, 1999), which are incorporated by reference herein. A copy of the Prospectus for Emerging Markets is included herewith. Additional information about World Investment Series, Inc. and Emerging Markets is included in the Statement of Additional Information of Emerging Markets dated March 31, 1999 and December 28, 1999 (relating to this Prospectus/Proxy Statement which are incorporated herein by reference). Additional information about Latin American Growth is included in the Statement of Additional Information of Latin American Growth dated March 31, 1999 and December 28, 1999 (relating to this Prospectus/Proxy Statement) which are incorporated herein by reference. Copies of the Statements of Additional Information of Latin American Growth and Emerging Markets, which have been filed with the Securities and Exchange Commission (the "SEC"), may be obtained without charge by contacting the Funds at 1-800-341-7400 or by writing to Federated Latin American Growth Fund or Federated Emerging Markets Fund, Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000.

        World Investment Series, Inc., on behalf of the Funds, is subject to the informational requirements of the Securities Act of 1933 (the "1933 Act"), the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the "1940 Act"). As a result, it files reports and other information with the SEC on a regular basis. Reports, proxy and information statements and other information filed by World Investment Series, Inc., on behalf of the Funds, can be obtained by calling or writing to World Investment Series, Inc. and can also be inspected and copied by the public at the Public Reference Room of the SEC in Washington, DC 20549-6009 or from the SEC's Internet site at http://www.sec.gov. The public can call the SEC at 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

        This Prospectus/Proxy Statement and the related Statement of Additional Information do not contain all of the information set forth in the registration statement that World Investment Series, Inc. has filed with the SEC under the 1933 Act, to which reference is hereby made. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the SEC. The SEC file number for World Investment Series, Inc.'s. prospectuses and related Statements of Additional Information which are incorporated by reference herein is Registration No. 33-52149.

                               VOTING INFORMATION

        This Prospectus/Proxy Statement is furnished in connection with the solicitation by the Board of Latin American Growth of proxies for use at the Special Meeting of Shareholders (the "Meeting") to be held at 2:00 p.m. on February 11, 2000 at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, and at any adjournment thereof. The proxy confers discretionary authority on the persons designated therein to vote on other business not currently contemplated which may properly come before the Meeting. A proxy, if properly executed, duly returned and not revoked, will be voted in accordance with the specifications thereon; if no instructions are given, such proxy will be voted in favor of the Agreement. A shareholder may revoke a proxy at any time prior to use by filing with the Secretary of World Investment Series, Inc. an instrument revoking the proxy, by submitting a proxy bearing a later date or by attending and voting at the Meeting.

        The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by Fed Global. In addition to solicitations through the mails, proxies may be solicited by officers, employees and agents of Federated Securities Corp. Such solicitations may be made by telephone. Federated Securities Corp. will reimburse custodians, nominees and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

OUTSTANDING SHARES AND VOTING REQUIREMENTS

        The Board has fixed the close of business on December 14, 1999 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting of Shareholders and any adjournment thereof. As of the record date, there were ___________ shares of Latin American Growth outstanding. Each Latin American Growth share is entitled to one vote and fractional shares have proportionate voting rights. On the record date, the Board and Officers of World Investment Series, Inc. as a group owned less than 1% of the outstanding shares of Latin American Growth. On the record date, the following shareholders [names] owned of record, or beneficially owned, 5% or more of Latin American Growth's outstanding shares.

                       [Insert 5% Shareholder Information]

       [Including pro forma ownership after completion of Reorganization]

        According to the Statement of Additional Information for Federated International Growth Fund ("International Growth"), a portfolio of World Investment Series, Inc., its 19% ownership in Latin American Growth must be voted on one of the following ways:

1. The proxy statement would have to be distributed to the shareholders of International Growth; or

2. The proxy would be voted by the Board in the same proportion as the vote of all other shareholders of Latin American Growth.

        Based the similarities in the investment objectives and strategies of Latin American Growth and Emerging Markets, the consummation of the Reorganization will have little impact on International Growth shareholders in terms of their investment objectives. Therefore, the Board has decided to vote the International Growth Fund's shares of Latin American Growth in the same proportion as the vote of the remaining shareholders of Latin American Growth. This will negate the impact that International Growth's shareholders will have on the proposed transaction.

        Under the Articles of Incorporation, the approval of any action submitted to shareholders is determined on the basis of a majority of votes entitled to be cast at the Special Meeting. The votes of the shareholders of Emerging Markets are not being solicited, since their approval or consent is not necessary for approval of the Reorganization.

               The presence in person by proxy of the holders of one-third of the shares of Latin American Growth entitled to vote without regard to Class shall constitute a quorum at the Special Meeting for the purpose of voting on the proposed Reorganization. For purposes of determining the presence of a quorum, shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast, at the Special Meeting.

        If at the time any session of the Special Meeting is called to order, a quorum is not present in person or by proxy, the persons named as proxies may vote those proxies which have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of one or more of the proposals have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies with respect to any such proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote those proxies which they are entitled to vote in favor of the proposal, in favor of such an adjournment, and will vote those proxies required to be voted against the proposal, against any such adjournment. A vote may be taken on one or more of the proposals in this proxy statement prior to any such adjournment if sufficient votes for its approval have been received and it is otherwise appropriate.

DISSENTER'S RIGHT OF APPRAISAL

        Shareholders of Latin American Growth objecting to the Reorganization have no appraisal or dissenter's rights under the Articles of Incorporation or Maryland law. Under the Agreement, if approved by Latin American Growth's shareholders, each Latin American Growth shareholder will become the owner of Class A, B or C Shares of Emerging Markets having a total net asset value equal to the total net asset value of his or her holdings in Latin American Growth at the Closing Date.

OTHER MATTERS AND DISCRETION OF PERSONS NAMED IN THE PROXY

        Management of Latin American Growth knows of no other matters that may properly be, or which are likely to be, brought before the meeting. However, if any other business shall properly come before the meeting, the persons named in the proxy intend to vote thereon in accordance with their best judgment.

        So far as management is presently informed, there is no litigation pending or threatened against World Investment Series, Inc.

        Whether or not shareholders expect to attend the meeting, all shareholders are urged to sign, fill in and return the enclosed proxy form promptly.

                                    EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

        AGREEMENT AND PLAN OF REORGANIZATION dated November 16, 1999 (the "Agreement"), between World Investment Series, Inc., a Maryland corporation ("World Investment Series"), on behalf of its portfolio, Federated Emerging Markets Fund (hereinafter called the "Acquiring Fund"), with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000 and World Investment Series, on behalf of its portfolio Federated Latin American Growth Fund (the "Acquired Fund"), also with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000.

        WHEREAS, the Board of Directors (the "Board") of World Investment Series, has determined that it is in the best interests of the shareholders of the Acquired Fund, that the assets of the Acquired Fund be acquired by the Acquiring Fund pursuant to this Agreement; and

        WHEREAS, the Board, including a majority of the directors who are not "interested persons" (as defined under the 1940 Act), of World Investment Series have determined that an exchange of all the assets of the Acquired Fund for Acquiring Fund shares is in the best interests of the Acquired Fund's shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction; and

        WHEREAS, the parties desire to enter into this Agreement which would constitute a reorganization (the "Reorganization") within the meaning of Section 368(a)(1)(C)of the Internal Revenue Code of 1986, as amended (the "Code"):

        NOW THEREFORE, in consideration of the premises and of the convenants and agreements hereinafter set forth, the parties hereto agree as follows:

        1.     PLAN OF EXCHANGE

               (a) Subject to the terms and conditions set forth herein, the Acquired Fund shall assign, transfer and convey its assets, including all securities and cash held by the Acquired Fund to the Acquiring Fund, and the Acquiring Fund shall acquire all of the assets of the Acquired Fund in exchange for full and fractional Class A, B and C Shares of the Acquiring Fund (the "Acquiring Fund Shares"), to be issued by World Investment Series having an aggregate net asset value equal to the value of the net assets of the Acquired Fund. Such transactions shall take place at the closing (the "Closing") on the closing date (the "Closing Date") provided for in Section 3(a). In lieu of delivering certificates for the Acquiring Fund Shares, World Investment Series shall credit the Acquiring Fund Shares to the Acquired Fund's account on the share record books of World Investment Series and shall deliver a confirmation thereof to the Acquired Fund. The Acquired Fund shall then deliver written instructions to World Investment Series' transfer agent to establish accounts for the shareholders on the share record books relating to the Acquiring Fund.

               (b) The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.

               (c) Delivery of the assets of the Acquired Fund to be transferred shall be made on the Closing Date. Assets transferred shall be delivered to the account of the Acquiring Fund at State Street Bank and Trust Company, World Investment Series' custodian (the "Custodian"), with all securities not in bearer or book entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims.) All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

               (d) The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest received on or after the Closing Date with respect to assets transferred from the Acquired Fund to the Acquiring Fund hereunder and any distributions, rights or other assets received by the Acquired Fund after the Closing Date as distributions on or with respect to the securities transferred from the Acquired Fund to the Acquiring Fund hereunder. All such assets shall be deemed included in assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

               (e) As soon as practicable after the Closing Date, the Acquired Fund shall liquidate and distribute pro rata all of the Acquiring Fund Shares received by it among the holders of record as of the Valuation Time of Class A, B and C Shares of the Acquired Fund (the "Acquired Fund Shareholders"). Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share record books of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of Acquiring Fund Shares due such shareholders, based on the ownership of shares of the Acquired Fund at the Valuation Time. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. Share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with Section 2(c). The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange. The Acquired Fund shall take whatever steps are necessary and appropriate to effect the termination of the Acquired Fund. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination.

        2.     VALUATION.

        (a) The value of the Acquired Fund's net assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on the Closing Date (such time and date being hereinafter called the "Valuation Time"), using the valuation procedures set forth in the Acquiring Fund's then-current prospectus or statement of additional information.

        (b) The net asset value of each Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Time, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus or statement of additional information.

        (c) The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's net assets shall be determined by dividing the value of the net assets of the Acquired Fund, determined using the same valuation procedures referred to in sub-paragraph (a), by the net asset value of one Acquiring Fund Share as determined in accordance with sub-paragraph (b).

        (d) All computations of value shall be made in accordance with the regular practices of the Acquiring Fund.

        3.     CLOSING AND CLOSING DATE.

        (a) The Closing Date shall be February 11, 2000 or such later date as the parties may mutually agree. All acts taking place at the Closing on the Closing Date shall be deemed to take place simultaneously as of the Valuation Time unless otherwise provided. The Closing shall be held at the offices of the Acquiring Fund's investment adviser, Federated Investors Tower, Pittsburgh, PA 15222-3779, or such other place as the parties may mutually agree.

        (b) If at the Valuation Time (i) the primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading thereon shall be restricted; or (ii) trading or the reporting of trading shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

        (c) Federated Shareholder Services Company, as transfer agent for each of the Acquired Fund and the Acquiring Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder at the Valuation Time. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumption agreements, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

        4. WORLD INVESTMENT SERIES' REPRESENTATIONS AND WARRANTIES ON BEHALF OF THE ACQUIRED FUND. World Investment Series, on behalf of the Acquired Fund, represents and warrants to and for the benefit of the Acquiring Fund, as follows:

               (a) World Investment Series is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and has power to own all of its properties and assets and, subject to the approval of the shareholders of the Acquired Fund as contemplated hereby, to carry out this Agreement.

               (b) This Agreement has been duly authorized, executed and delivered by World Investment Series and is valid and binding on the Acquired Fund, enforceable in accordance with its terms, except as such enforcement may be limited by applicable bankruptcy, insolvency, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not violate World Investment Series' Articles of Incorporation or By-Laws or any agreement or arrangement to which the Acquired Fund is a party or by which it is bound.

               (c) World Investment Series is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

               (d) Except as shown on the audited financial statements of the Acquired Fund for its most recently completed fiscal period and as incurred in the ordinary course of the Acquired Fund's business since then, the Acquired Fund has no liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to World Investment Series Inc.'s knowledge, threatened against the Acquired Fund.

               (e) The Acquired Fund has no material contracts or other commitments outstanding (other than this Agreement) which will result in liability to it after the Closing Date.

               (f) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the "Commission") thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

               (g) The Statements of Assets and Liabilities of the Acquired Fund at November 30, 1998 and 1997 have been audited by Ernst & Young LLP, independent auditors, and have been prepared in accordance with generally accepted accounting principles, consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such dates, and there are no known contingent liabilities of the Acquired Fund as of such dates not disclosed therein.

               (h) The unaudited Statements of Assets and Liabilities of the Acquired Fund at May 31, 1999 and 1998 and have been prepared in accordance with generally accepted accounting principles, consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly present the financial condition of the Acquired Fund as of such dates, and there are no known contingent liabilities of the Acquired Fund as of such dates not disclosed therein.

               (i) Since May 31, 1999, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, excepted as otherwise disclosed to and accepted by the Acquiring Fund.

               (j) At the Closing Date, all Federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such dates shall have been filed, and all Federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

               (k) For each fiscal year of its operation, the Acquired Fund has met the requirements of the Code for qualification and treatment as a regulated investment company.

               (l) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.(c). The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any Acquired Fund Share (except for Class B Shares which are convertible into Class A Shares on the terms set forth in World Investment Series' Articles of Incorporation, as amended or supplemented).

               (m) On the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the assets to be transferred by it hereunder.

               (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Directors of World Investment Series and, subject to the approval of the Acquired Fund Shareholders, this Agreement will constitute the valid and legally binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

               (o) The prospectus/proxy statement of the Acquired Fund (the "Prospectus/Proxy Statement") to be included in the Registration Statement on Form N-14, (the "Registration Statement") to be filed with, and declared effective by the Securities and Exchange Commission as a precondition to the successful completion of this transaction (other than information therein that relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

               (p) The Acquired Fund has entered into an agreement with respect to the payment of expenses associated with this Reorganization whereby Federated Global Investment Management Corp. has agreed to assume and pay for these expenses.

        5. WORLD INVESTMENT SERIES' REPRESENTATIONS AND WARRANTIES ON BEHALF OF THE ACQUIRING FUND. World Investment Series, on behalf of the Acquiring Fund, represents and warrants to and for the benefit of the Acquired Fund, as follows:

               (a) World Investment Series is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and has power to carry on its business as it is now being conducted and to carry out this Agreement.

               (b) This Agreement has been duly authorized, executed and delivered by World Investment Series and is valid and binding on the Acquiring Fund, enforceable in accordance with its terms, except as such enforcement may be limited by applicable bankruptcy, insolvency, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not, violate World Investment Series, Inc.'s Articles of Incorporation or By-Laws or any agreement or arrangement to which the Acquiring Fund is a party or by which it is bound.

               (c) World Investment Series is registered under the 1940 Act as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect.

               (d) The Acquiring Fund does not have any known liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to World Investment Series' knowledge, threatened against the Acquiring Fund.

               (e) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

               (f) The Statements of Assets and Liabilities of the Acquiring Fund at November 30, 1998 and 1997, have been audited by Ernst & Young LLP, independent auditors, and have been prepared in accordance with generally accepted accounting principles, consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such dates, and there are no known contingent liabilities of the Acquiring Fund as of such dates, and there are no known contingent liabilities of the Acquiring Fund as of such dates not disclosed therein.

               (g) The Statements of Assets and Liabilities of the Acquiring Fund at May 31, 1999 and 1998, have been prepared in accordance with generally accepted accounting principles, consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such dates, and there are no known contingent liabilities of the Acquiring Fund as of such dates not disclosed therein.

               (h) Since May 31, 1999, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to and accepted by the Acquired Fund.

               (i) At the Closing Date, all Federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date shall have been filed, and all Federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

               (j) For each fiscal year of its operation, the Acquiring Fund has met the requirements of the Code for qualification and treatment as a regulated investment company.

               (k) All issued and outstanding Shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

               (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board , and this Agreement will constitute the valid and legally binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

               (m) The Prospectus/Proxy Statement to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

               (n) The Acquiring Fund has entered into an agreement with respect to the payment of expenses associated with this Reorganization whereby Federated Global Investment Management Corp. has agreed to assume and pay for these expenses.

        6. ACQUIRING FUND'S CONDITIONS PRECEDENT. The obligations of World Investment Series hereunder with respect to the Acquiring Fund shall be subject to the following conditions:

               (a) The Acquiring Fund shall have been furnished a statement of the Acquired Fund's assets and liabilities, including a list of securities owned by the Acquired Fund with their respective tax costs and values determined as provided in Section 1 hereof, all as of the Valuation Time.

               (b) As of the Closing Date, all representations and warranties made on behalf of the Acquired Fund made in this Agreement shall be true and correct as if made at and as of such date, the Acquired Fund shall have complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

               (c) A vote of the shareholders of the Acquired Fund approving this Agreement and the transactions and exchange contemplated hereby shall have been adopted by the vote required by applicable law and the Articles of Incorporation and By-Laws of World Investment Series.

               (d) At or before the Valuation Time, the Acquired Fund shall have declared and paid a dividend or dividends, with a record date and ex-dividend date at or before the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable years ending on or prior to the Closing Date, and all of its net capital gain realized (after reduction for any capital loss carryforward), if any, in all taxable years ending on or prior to the Closing Date.

        7. ACQUIRED FUND'S CONDITIONS PRECEDENT. The obligations of World Investment Series hereunder with respect to the Acquired Fund shall be subject to the following conditions:

               (a) All representations and warranties of World Investment Series made on behalf of the Acquiring Fund contained in the Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

               (b) There shall not have been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business since the date hereof other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of any indebtedness, except as otherwise disclosed to and accepted by the Acquiring Fund.

        8. MUTUAL CONDITIONS PRECEDENT. The obligations of both the Acquiring Fund and the Acquired Fund hereunder shall be subject to the following conditions:

               (a) The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of World Investment Series' Articles of Incorporation and the 1940 Act.

               (b) On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

               (c) All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

               (d) The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

               (e) World Investment Series shall have received an opinion of Dickstein Shapiro Morin & Oshinsky LLP substantially to the effect that for Federal income tax purposes:

               (i) The transfer of all of the Acquired Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the distribution of the Acquiring Fund Shares to the Acquired Fund Shareholders in liquidation of the Acquired Fund will constitute a "reorganization" within the meaning of
Section 368(a)(1)(C) of the Code, and the Acquiring Fund and the Acquired Fund each will be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares; (iii) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their shares of the Acquired Fund; (iv) No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares for the Acquiring Fund Shares; (v) The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization; (vi) The tax basis of the Acquiring Fund Shares received by each of the Acquired Fund Shareholders pursuant to the Reorganization will be the same as the tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization; (vii) The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund; and (viii) The holding period of the Acquiring Fund Shares to be received by each Acquired Fund Shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder (provided the Acquired Fund shares were held as capital assets on the date of the Reorganization).

        Provided, however, that at any time prior to the Closing Date, any of the foregoing conditions in this Section 8 may be waived by the parties if, in the judgment of the parties, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquiring Fund or the Acquired Fund.

        9. TERMINATION OF AGREEMENT. This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board at any time prior to the Closing Date (and notwithstanding any vote of the shareholders of the Acquired Fund) if circumstances should develop that, in the opinion of the Board , make proceeding with this Agreement inadvisable.

               If this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Board , officers or shareholders of World Investment Series in respect of this Agreement.

        10. WAIVER AND AMENDMENTS. At any time prior to the Closing Date, any of the conditions set forth in Section 4 or Section 5 may be waived by the Board , if, in the judgment of the waiving party, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquired Fund or the shareholders of the Acquiring Fund, as the case may be. In addition, prior to the Closing Date, any provision of this Agreement may be amended or modified by the Board , if such amendment or modification would not have a material adverse effect upon the benefits intended under this Agreement and would be consistent with the best interests of shareholders of the Acquired Fund and the Acquiring Fund.

        11. NO SURVIVAL OF REPRESENTATIONS. None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

        12. GOVERNING LAW. This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Pennsylvania, without giving effect to principles of conflict of laws.

        13. COUNTERPARTS. This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

     IN WITNESS WHEREOF, World Investment Series, Inc. has caused this Agreement and Plan of Reorganization to be executed as of the date first above written.

               WORLD INVESTMENT SERIES, INC., on behalf of its portfolio, Federated Latin American Growth Fund

               /S/     JOHN W. MCGONIGLE

                       John W. McGonigle, Secretary

               WORLD INVESTMENT SERIES, INC., on behalf of its portfolio, Federated Emerging Markets Fund

               /S/     JOHN W. MCGONIGLE

                       John W. McGonigle, Secretary

                       STATEMENT OF ADDITIONAL INFORMATION

                                December 28, 1999

                          Acquisition of the Assets of

                      FEDERATED LATIN AMERICAN GROWTH FUND

                                 a portfolio of

                          WORLD INVESTMENT SERIES, INC.

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                          Telephone Number 412/288-1900

                        By and in exchange for shares of

                        FEDERATED EMERGING MARKETS FUND,

                                 a portfolio of

                          WORLD INVESTMENT SERIES, INC.

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                          Telephone Number 412/288-1900

This Statement of Additional Information dated December 28, 1999 is not a prospectus. A Prospectus/Proxy Statement dated December 28, 1999 related to the above-referenced matter may be obtained from World Investment Series, Inc., 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

FEDERATED SECURITIES CORP.

Distributor

A subsidiary of FEDERATED INVESTORS, INC.

                                TABLE OF CONTENTS

1. Statement of Additional Information of Federated Emerging Markets Fund, a portfolio of World Investment Series, Inc., dated March 31, 1999.

2. Statement of Additional Information of Federated Latin American Growth Fund, a portfolio of World Investment Series, Inc., dated March 31, 1999.

3. Financial Statements (unaudited) of Federated Emerging Markets Fund, dated May 31, 1999.

4. Financial Statements of Federated Emerging Markets Fund, dated November 30, 1998.

5. Financial Statements (unaudited) of Federated Latin American Growth Fund, dated May 31, 1999.

6. Financial Statements of Federated Latin American Growth Fund, dated November 30, 1998.

7.      Pro Forma Financial Information.

        The Statement of Additional Information of Federated Emerging Markets Fund (the "Acquiring Fund"), a portfolio of World Investment Series, Inc., dated March 31, 1999 is incorporated herein by reference to this Statement of Additional Information.

        The Statement of Additional Information of Federated Latin American Growth Fund (the "Acquired Fund") , a portfolio of World Investment Series, Inc., dated March 31, 1999 is incorporated herein by reference to this Statement of Additional Information.

        The audited financial statements of the Acquiring Fund, dated November 30, 1998, are incorporated herein by reference to its Annual Report to Shareholders dated November 30, 1998 and filed with the Securities and Exchange Commission on February 1, 1999.

        The audited financial statements of the Acquired Fund, dated November 30, 1998, are incorporated herein by reference to its Annual Report to Shareholders dated November 30, 1998 and filed with the Securities and Exchange Commission on February 1, 1999.

        The unaudited financial statements of the Acquiring Fund, dated May 31, 1999, are incorporated herein by reference to its Semi-Annual Report to Shareholders dated May 31, 1999.

        The unaudited financial statements of the Acquired Fund, dated May 31, 1999, are incorporated herein by reference to its Semi-Annual Report to Shareholders dated May 31, 1999.

        The Pro Forma Financial Information of the Acquiring Fund, dated March 31, 1999, is included herein.

                      Federated Latin American Growth Fund

                         Federated Emerging Markets Fund

                      Explanatory Statements Pertaining to

                   Pro Forma Financial Statements (unaudited)

                                  May 31, 1999

BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of Federated Latin American Growth Fund and Federated Emerging Markets Fund, collectively ("the Funds"), for the period ended May 31, 1999. These statements have been derived from the books and records utilized in calculating daily net asset values at April 30, 1999.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds, which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies, which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Federated Latin American Growth Fund for shares of Federated Emerging Markets Fund. Under generally accepted accounting principles, Federated Emerging Markets Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs, which may change as a result of the reorganization, are currently undeterminable.

For the period ended May 31, 1999, Federated Latin American Growth Fund and Federated Emerging Markets Fund paid investment advisory fees computed at the annual rate of 1.25% and 1.25%, respectively, as a percentage of average daily net assets.

SHARES OF BENEFICIAL INTEREST

The Pro Forma net asset value per share assumes the issuance of 868,445 shares of the Federated Emerging Markets Fund's Class A Shares to the holders of 959,852 shares of the Federated Latin American Growth Fund's Class A Shares which were issued at May 31, 1999, in connection with the proposed reorganization.

The Pro Forma net asset value per share assumes the issuance of 418,694 shares of the Federated Emerging Markets Fund's Class B Shares to the holders of 456,893 shares of the Federated Latin American Growth Fund's Class B Shares which were issued at May 31, 1999, in connection with the proposed reorganization.

The Pro Forma net asset value per share assumes the issuance of 57,202 shares of the Federated Emerging Markets Fund's Class C Shares to the holders of 62,191 shares of the Federated Latin American Growth Fund's Class C Shares which were issued at May 31, 1999, in connection with the proposed reorganization.

PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
May 31, 1999 (unaudited)



 FEDERATED  FEDERATED                                             FEDERATEDFEDERATED
   LATIN    EMERGING                                               LATIN   EMERGING
 AMERICAN   MARKETS  PRO FORMA                                    AMERICAN  MARKETS  PRO FORMA
GROWTH FUND   FUND   COMBINED                                     GROWTH     FUND     COMBINED
                                                                   FUND
------------------------------------------------------------------------------------------------
Common Stocks--94.1%

AEROSPACE & MILITARY TECHNOLOGY--0.5%

     12,600        -           Linea Aerea Nacional Chile SA, ADR  $        $          $ 99,225
                        12,600                                      99,225         -
                               -----------------------------------
          -   27,970    27,970 Samsung Aerospace Industries              -
                                                                             214,637    214,637
                               -----------------------------------------------------------------
                               -----------------------------------------------------------------
                                Total
                                                                    99,225   214,637    313,862
                               -----------------------------------------------------------------
 APPLIANCES & HOUSEHOLD DURABLES--1.2%

                               -----------------------------------
          -  236,000   236,000 Guangdong Kelon Electrical                -
                               Holdings Co., Class H                         181,074    181,074
                               -----------------------------------
          -   16,000           L.G. Electronics, Inc.                    -
                        16,000                                               304,929    304,929
                               -----------------------------------
          -        2         2 (1) (2)Samsung Electronics Co.,           -        75         75
                               GDR

                               -----------------------------------
          -      200       200 Samsung Electronics Co., Rights           -     2,125      2,125
                               -----------------------------------
          - 2,636,3002,636,300 Vestel Elektronik Sanayi ve               -
                               Ticaret AS                                    300,986    300,986
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   Total                                 -
                                                                             789,189    789,189
                                                                  ------------------------------
                               -----------------------------------
 AUTOMOBILE--0.4%

                               -----------------------------------
          -   33,700           Mahindra & Mahindra Ltd.                  -
                        33,700                                               162,546    162,546
                               -----------------------------------
          -    8,844     8,844 (1) North American Bus Industries         -
                                                                             127,499    127,499
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   Total                                 -
                                                                             290,045    290,045
                                                                  ------------------------------
                               -----------------------------------
 BANKING--14.6%

                               -----------------------------------
          -    2,700     2,700 Alpha Credit Bank                         -
                                                                             183,167    183,167
                               -----------------------------------
          -    2,700     2,700 Alpha Credit Bank, Rights                 -     9,223      9,223
                               -----------------------------------
      6,800        0     6,800 Banco de Galicia y Buenos Aires                     -
                               SA de CV, Class B, ADR              142,375              142,375
                               -----------------------------------
          -    3,800     3,800 Banco Santiago, ADR                       -    67,925     67,925
                               -----------------------------------
          -   18,000           Bank Handlowy w. Warszawie                -
                        18,000                                               211,499    211,499
                               -----------------------------------
          -    4,440     4,440 Bank Slaski SA                            -
                                                                             211,800    211,800
                               -----------------------------------
          -   30,500           (1)(2) Banque Audi, Class B, GDR          -
                        30,500                                               671,000    671,000
                               -----------------------------------
          - 5,867,1005,867,100 Demirbank TAS                             -    31,688     31,688
                               -----------------------------------
          -    2,900     2,900 Ergo Bank SA                              -
                                                                             260,267    260,267
                               -----------------------------------
          -    1,767     1,767 Grupo Financiero Banamex Accival,         -     3,431      3,431
                               SA de CV, Class L
                               -----------------------------------
          -   74,900           Grupo Financiero Banamex Accival,         -
                        74,900 SA de CV, Class O                             150,030    150,030
                               -----------------------------------
    950,000 1,100,0002,050,000 Grupo Financiero Bancomer, SA de
                               CV                                  322,330   373,223    695,553
                               -----------------------------------
          -      390       390 Grupo Financiero Inbursa, SA de CV        -     1,136      1,136
                               -----------------------------------
          - 1,011,0001,011,000 HKCB Bank Holding Co. Ltd.                -
                                                                             277,036    277,036
                               -----------------------------------
          -   19,400           Hana Bank                                 -
                        19,400                                               256,027    256,027
                               -----------------------------------
          - 15,250,0015,250,000Lippo Bank                                -
                                                                             891,530    891,530
                               -----------------------------------
          -   62,800           (1) Mauritius Commercial Bank             -
                        62,800                                               237,075    237,075
                               -----------------------------------
          -    7,200     7,200 Misr International Bank                   -
                                                                             159,813    159,813
                               -----------------------------------
          -    3,410     3,410 National Bank of Greece                   -
                                                                             237,896    237,896
                               -----------------------------------
          -    6,000     6,000 National Societe Generale Bank            -
                                                                             101,971    101,971
                               -----------------------------------
          -   10,700           OTP Bank RT                               -
                        10,700                                               471,710    471,710
                               -----------------------------------
          - 27,800,0027,800,000PT Bank Internasional Indonesia           -
                                                                             769,846    769,846
                               -----------------------------------
          -      500       500 PT Bank Negara Indonesia                  -        32         32
                               -----------------------------------
          -      500       500 PT Bank Niaga Tbk                         -        31         31
                               -----------------------------------
          -      500       500 (1) PT Bank Universal                     -         9          9
                               -----------------------------------
          -   73,000           (1) Philippine National Bank              -
                        73,000                                               168,830    168,830
                               -----------------------------------
          -   33,405           Shinhan Bank                              -
                        33,405                                               325,360    325,360
                               -----------------------------------
          - 2,785,276          (1) Social Security Bank Ltd.             -
                     2,785,276                                             1,906,262  1,906,262
                               -----------------------------------
          -  277,500           State Bank Mauritius                      -
                       277,500                                               176,435    176,435
                               -----------------------------------
          -  220,600           Thai Military Bank PCL                    -
                       220,600                                               136,760    136,760
                               -----------------------------------
          - 94,339,6094,339,600Turk Dis Ticaret Bankasi  AS              -
                                                                             440,094    440,094
                               -----------------------------------
          - 13,163,0013,163,000Turkiye Garanti Bankasi AS                -
                                                                             541,328    541,328
                               -----------------------------------
          - 3,990,000          Yapi ve Kredi Bankasi AS                  -    50,940     50,940
                     3,990,000
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   Total                           464,705 9,323,374  9,788,079
                                                                  ------------------------------
                               -----------------------------------
 BEVERAGE & TOBACCO--6.5%                                                                     -

                               -----------------------------------
          -  128,000           Beijing Enterprises                       -
                       128,000                                               207,973    207,973
                               -----------------------------------
          -   31,000           (1) Boutaris Wine Co. SA                  -
                        31,000                                               321,669    321,669
                               -----------------------------------
     19,800        -           Coca-Cola Femsa SA, ADR                             -
                        19,800                                     357,638              357,638
                               -----------------------------------
          -    4,600     4,600 Compania Cervecerias Unidas SA,           -
                               ADR                                           128,800    128,800
                               -----------------------------------
          -    2,600     2,600 Embotelladora Andina SA, Class A,         -    50,050     50,050
                               ADR

                               -----------------------------------
          -    1,400     1,400 Embotelladora Andina SA, Class B,         -    21,875     21,875
                               ADR

                               -----------------------------------
    130,000   80,000           Fomento Economico Mexicano, SA de
                       210,000 CV                                  427,798   263,260    691,058
                               -----------------------------------
          -   14,480           (1) Guiness Ghana Ltd.                    -     5,568      5,568
                        14,480
                               -----------------------------------
    227,200        -           Grupo Modelo SA de CV, Class C                      -
                       227,200                                     585,124              585,124
                               -----------------------------------
          -    6,000     6,000 Hellenic Bottling Co., SA                 -
                                                                             175,132    175,132
                               -----------------------------------
          -  219,000           La Tondena Distillers, Inc.               -
                       219,000                                               253,246    253,246
                               -----------------------------------
          -   55,000           PT Gudang Garam                           -
                        55,000                                               106,277    106,277
                               -----------------------------------
          -  240,000           PT Hanjaya Mandala Sampoerna              -
                       240,000                                               386,954    386,954
                               -----------------------------------
     13,700   11,800           Pan American Beverage, Inc.,
                        25,500 Class A                             317,669   273,613    591,282
                               -----------------------------------
          -  293,672           Sasini Tea & Coffee Ltd.                  -
                       293,672                                               216,609    216,609
                               -----------------------------------
          -  368,752           Union de Cervecerias Backus y             -
                       368,752 Johnston  SAA, Class T                        160,712    160,712
                               -----------------------------------
      4,000        -     4,000 Vina Concha y Toro, ADR                             -
                                                                   130,000              130,000
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   Total
                                                                  1,818,2292,571,738  4,389,967

                                                                  ------------------------------
------------------------------------------------------------------
 BROADCASTING & PUBLISHING--1.3%

                               -----------------------------------
     13,300    8,000           Grupo Televisa SA, GDR
                        21,300                                     556,106   334,500    890,606
                               -----------------------------------------------------------------
 BUILDING MATERIALS & COMPONENTS--3.9%

                               -----------------------------------
          - 55,200,0055,200,000Adana Cimento Sanayii                     -
                                                                             216,826    216,826
                               -----------------------------------
                               -----------------------------------
     13,417        -           Cementos Lima SA                                    -
                        13,417                                     223,818              223,818
                               -----------------------------------
    156,500        -           Cemex SA, Class B                                   -
                       156,500                                     698,932              698,932
                               -----------------------------------
     58,632        -           Juan Minetti SA                                     -
                        58,632                                     149,630              149,630
                               -----------------------------------
          - 2,150,000          PT Mulia Industrindo                      -
                     2,150,000                                               218,307    218,307
                               -----------------------------------
          - 4,845,000          PT Semen Cibinong Tbk                     -
                     4,845,000                                               253,431    253,431
                               -----------------------------------
          -  179,000           PT Semen Gresik  (Persero) Tbk            -
                       179,000                                               299,618    299,618
                               -----------------------------------
          -   85,200           Siam City Cement                          -
                        85,200                                               321,509    321,509
                               -----------------------------------
          -    2,600     2,600 Titan Cement Co. SA                       -
                                                                             240,181    240,181
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   Total                                   1,549,872
                                                                  1,072,380           2,622,252

                                                                  ------------------------------
------------------------------------------------------------------
 BUSINESS & PUBLIC SERVICES--2.9%

                               -----------------------------------
          -    5,260     5,260 Cheil Communications, Inc.                -
                                                                             275,009    275,009
                               -----------------------------------
          -   10,000           (1) ComputerLand Poland SA                -
                        10,000                                               140,598    140,598
                               -----------------------------------
          -    3,460     3,460 Delta Informatics                         -
                                                                             160,922    160,922
                               -----------------------------------
          -  539,280           (1) Home Finance Co. Ltd.                 -
                       539,280                                               166,341    166,341
                               -----------------------------------
          -  127,400           (1) Ixchange Technology Holdings          -
                       127,400 Ltd.                                          324,009    324,009
                               -----------------------------------
          -    3,662     3,662 NIIT                                      -
                                                                             154,499    154,499
                               -----------------------------------
          -   16,000           Satyam Computer Services                  -
                        16,000                                               500,232    500,232
                               -----------------------------------
          -    6,800     6,800 Softbank SA                               -
                                                                             198,042    198,042
                                                                  ------------------------------
                               -----------------------------------
                                   Total                                 -
                                                                           1,919,652  1,919,652
                                                                  ------------------------------
                               -----------------------------------
 CHEMICALS--0.8%

                               -----------------------------------
          -    8,800     8,800 Egyptian Financial & Industrial           -
                                                                             120,419    120,419
                               -----------------------------------
          -    8,150     8,150 Pannonplast RT                            -
                                                                             161,086    161,086
                               -----------------------------------
          -    6,300     6,300 Sociedad Quimica Y Minera De              -
                               Chile, ADR                                    219,713    219,713
                               -----------------------------------
          -      364       364 Sociedad Quimica Y Minera De              -    12,740     12,740
                               Chile, Class A, ADR
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   Total                                 -
                                                                             513,958    513,958
                                                                  ------------------------------
------------------------------------------------------------------
 CONSTRUCTION & HOUSING--3.1%

                               -----------------------------------
     68,000        -           (1) Corporacion Geo SA de CV,                       -
                        68,000 Class B                             257,128              257,128
                               -----------------------------------
          - 6,373,000          (1) DMCI Holdings                         -
                     6,373,000                                               345,028    345,028
                               -----------------------------------
          - 12,455,0012,455,000(1) Empire East Land Holdings,            -
                               Inc.                                          333,869    333,869
                               -----------------------------------
          -   41,000           Exbud SA                                  -
                        41,000                                               300,577    300,577
                               -----------------------------------
          -   19,725           Hydrobudowa SA                            -
                        19,725                                               185,216    185,216
                               -----------------------------------
          -  138,000           Italian-Thai Development                  -
                       138,000                                               368,248    368,248
                               -----------------------------------
          -   23,500           Sambu Construction                        -
                        23,500                                               284,773    284,773
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   Total                                   1,817,711
                                                                   257,128            2,074,839
                                                                  ------------------------------
------------------------------------------------------------------
 DATA PROCESSING & REPRODUCTION--0.5%

                               -----------------------------------
          -   13,600           (1) DataTec Ltd.                          -
                        13,600                                               183,524    183,524
                               -----------------------------------
          -    6,100     6,100 Intrasoft SA                              -
                                                                             167,289    167,289
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   Total                                 -
                                                                             350,813    350,813
                                                                  ------------------------------
------------------------------------------------------------------
 ELECTRICAL & ELECTRONICS--2.0%

                               -----------------------------------
          -    1,100     1,100 DSQ Software Ltd.                         -     5,476      5,476
                               -----------------------------------
          -   39,470           (1)Hi-Tron Systems                        -
                        39,470                                               332,841    332,841
                               -----------------------------------
          -   11,840           Hi-Tron Systems, Rights                   -    43,931     43,931
                        11,840
                               -----------------------------------
          -    8,100     8,100 (1) Infoquest SA                          -
                                                                             146,144    146,144
                               -----------------------------------
          -   34,100           Infotech Enterprises Ltd.                 -
                        34,100                                               181,518    181,518
                               -----------------------------------
          -    3,000     3,000 Intracom SA                               -
                                                                             215,643    215,643
                               -----------------------------------
          - 1,570,000          Vanda Systems and Communications          -
                     1,570,000 Holdings Ltd.                                 186,257    186,257
                               -----------------------------------
          -   10,800           (1) Visualsoft (India) Ltd.               -
                        10,800                                               238,983    238,983
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   Total                                 - 1,350,793
                                                                                      1,350,793
                                                                  ------------------------------
------------------------------------------------------------------
 ELECTRONIC COMPONENTS, INSTRUMENTS--0.9%

                               -----------------------------------
          -    4,515     4,515 Aptech Ltd.                               -    85,640     85,640
                               -----------------------------------
          -      720       720 Dae Duck Electronics Co.                  -     6,922      6,922
                               -----------------------------------
          -      172       172 Dae Duck Electronics Co., Rights          -       566        566
                               -----------------------------------
          -   22,800           HCL Infosystems Ltd.                      -
                        22,800                                               214,114    214,114
                               -----------------------------------
          -   15,040           Saehan Precision Co.                      -
                        15,040                                               306,926    306,926
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   Total                                 -
                                                                             614,168    614,168
                                                                  ------------------------------
------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--0.6%

                               -----------------------------------
     17,900        -           (2) Chilectra SA, ADR                               -
                        17,900                                     407,651              407,651
                                                                  ------------------------------
                               -----------------------------------
 ENERGY SOURCES--3.4%

                               -----------------------------------
          -  110,300           Banpu Public Co. Ltd.                     -
                       110,300                                               258,655    258,655
                               -----------------------------------
    240,000        -           (1) Gas Natural Ban SA                              -
                       240,000                                     401,117              401,117
                               -----------------------------------
          -   35,000           Gulf Indonesia Resources Ltd.             -
                        35,000                                               336,875    336,875
                               -----------------------------------
          -    6,850     6,850 Lukoil Holding Co., ADR                   -
                                                                             254,820    254,820
                               -----------------------------------
          -   20,300           MOL Magyar Olaj-es Gazipari RT            -
                        20,300                                               494,967    494,967
                               -----------------------------------
          -  735,000           PT Medco Energi Corp.                     -
                       735,000                                               280,430    280,430
                               -----------------------------------
          -    3,000     3,000 PTT Exploration and Production            -    24,420     24,420
                               Public Co.
                               -----------------------------------
          - 2,010,000          Petron Corp.                              -
                     2,010,000                                               221,866    221,866
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   Total                                   1,872,033
                                                                   401,117            2,273,150
                                                                  ------------------------------
                               -----------------------------------
 FINANCIAL SERVICES--1.7%

                               -----------------------------------
          -   10,500           (1) Daewoo Securities Co.                 -
                        10,500                                               208,079    208,079
                               -----------------------------------
          -      545       545 (1) Hyundai Securities                    -    17,097     17,097
                               -----------------------------------
          -      131       131 Hyundai Securities, Rights                -     1,171      1,171
                               -----------------------------------
          -   30,400           (1) Lg Securities Co.                     -
                        30,400                                               512,712    512,712
                               -----------------------------------
          -      222       222 Samsung Securities Co., Ltd.              -     9,735      9,735
                               -----------------------------------
          -  776,700           Securities One                            -
                       776,700                                               173,763    173,763
                               -----------------------------------
          -   63,000           (1) Theta Group Ltd.                      -
                        63,000                                               193,078    193,078
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   Total                                 -
                                                                           1,115,635  1,115,635
                                                                  ------------------------------
                               -----------------------------------
 FISHERIES--0.0%

                               -----------------------------------
          -  188,902           Austral Group                             -    22,711     22,711
                       188,902
                               -----------------------------------------------------------------
 FOOD & HOUSEHOLD PRODUCTS--2.6%

                               -----------------------------------
          -   11,200           Britannia Industries                      -
                        11,200                                               344,917    344,917
                               -----------------------------------
          -    8,700     8,700 Delta Dairy SA                            -
                                                                             184,038    184,038
                               -----------------------------------
          -    5,900     5,900 Goody's SA                                -
                                                                             166,346    166,346
                               -----------------------------------
                               -----------------------------------
          -   51,000           Grupo Industrial Maseca SA de CV,         -    32,315     32,315
                        51,000 Class B
                               -----------------------------------
          -   71,500           Innscor Africa Ltd.                       -    18,367     18,367
                        71,500
                               -----------------------------------
          -   32,100           (1) International Food Industries         -
                        32,100 Co. (Hostess)                                 372,851    372,851
                               -----------------------------------
          -  762,500           (1) PT Bintuni Minaraya                   -
                       762,500                                               166,577    166,577
                               -----------------------------------
          - 1,110,0001,110,000 Ultrajaya Milk Ind                        -
                                                                             119,538    119,538
                               -----------------------------------
          -   17,100           Woo Sung Feed Co.                         -
                        17,100                                               340,313    340,313
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   Total                                 - 1,745,262
                                                                                      1,745,262
                                                                  ------------------------------
------------------------------------------------------------------
 FOREST PRODUCTS & PAPER--1.4%                                                                -

                               -----------------------------------
     26,000        -           Aracuz Cellulose, ADR                               -
                        26,000                                     500,500              500,500
                               -----------------------------------
          -   68,300           Sappi Ltd.                                -
                        68,300                                               416,450    416,450
                               -----------------------------------------------------------------
                               -----------------------------------------------------------------
                                Total
                                                                   500,500   416,450    916,950
                               -----------------------------------------------------------------
 GOLD MINES--0.3%

                               -----------------------------------
          -   30,800           Ashanti Goldfields Co., GDR               -
                        30,800                                               231,000    231,000
                               -----------------------------------------------------------------
 HEALTH & PERSONAL CARE--1.0%

                               -----------------------------------
          -    1,600     1,600 Athens Medic Center                       -    37,977     37,977
                               -----------------------------------
          -  814,500           PT Darya Varia Laboratoria                -
                       814,500                                               100,245    100,245
                               -----------------------------------
          -   12,900           Pacific Corp.                             -
                        12,900                                               271,957    271,957
                               -----------------------------------
          -   15,450           Sarantis SA                               -
                        15,450                                               253,730    253,730
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   Total                                 -
                                                                             663,909    663,909
                                                                  ------------------------------
                               -----------------------------------
 INDUSTRIAL COMPONENTS--0.1%

                               -----------------------------------
          -    3,800     3,800 Madeco SA, ADR                            -    37,050     37,050
                               -----------------------------------
          -   14,064           Samsung Aerospace Industries,             -    18,976     18,976
                        14,064 Rights
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   Total                                 -    56,026     56,026
                                                                  ------------------------------
                               -----------------------------------
 INSURANCE--1.6%

                               -----------------------------------
          - 18,368,000         Aksigorta                                 -
                     18,368,000                                              586,270    586,270
                               -----------------------------------
          -   11,000           (1) Enterprise Insurance Co. Ltd.         -     9,048      9,048
                        11,000
                               -----------------------------------
          -      520       520 Samsung Fire & Marine Insurance           -
                                                                             269,284    269,284
                               -----------------------------------
          -  116,394           Swan Insurance Co., Ltd.                  -
                       116,394                                               180,384    180,384
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   Total                                 -
                                                                           1,044,986  1,044,986
                                                                  ------------------------------
                               -----------------------------------
 LEISURE & TOURISM--0.2%

                               -----------------------------------
          - 1,334,000          PT Sona Topas Tourism Industry Tbk        -
                     1,334,000                                               106,720    106,720
                               -----------------------------------------------------------------
 MACHINERY & ENGINEERING--1.1%

                               -----------------------------------
          -   10,000           Punjab Tractors Ltd.                      -
                        10,000                                               315,225    315,225
                               -----------------------------------
          -  141,300           Shin Sung ENG                             -
                       141,300                                               405,127    405,127
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   Total                                 -
                                                                             720,352    720,352
                                                                  ------------------------------
                               -----------------------------------
 MERCHANDISING--3.0%

                               -----------------------------------
    291,000        -           (1) Cifra SA de CV, Class V                         -
                       291,000                                     502,596              502,596
                               -----------------------------------
          -   13,400           Companhia Brasileira de                   -
                        13,400 Distribuicao Groupo Pao de                    242,875    242,875
                               Acucar, ADR

                               -----------------------------------
          -   23,800           Keum Kang Devel                           -
                        23,800                                               275,962    275,962
                               -----------------------------------
          -  280,000           Migros Turk                               -
                       280,000                                               357,489    357,489
                               -----------------------------------
     95,500        -           Organizacion Soriana SA de CV,                      -
                        95,500 Class B                             357,698              357,698
                               -----------------------------------
          -  439,500           PT Ramayana Lestari Sentosa               -
                       439,500                                               238,006    238,006
                               -----------------------------------
          -    1,800     1,800 Santa Isabel SA, ADR                      -    19,575     19,575
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   Total
                                                                   860,294 1,133,907  1,994,201
                                                                  ------------------------------
                               -----------------------------------
 METALS - NON FERROUS--2.0%

                               -----------------------------------
          -  221,942           (1) Aluworks Ghana Ltd.                   -
                       221,942                                               255,578    255,578
                               -----------------------------------
     37,000   41,532           Cia de Minas Buenaventura SA,
                        78,532 Class B                             266,017   298,601    564,618
                               -----------------------------------
          -   50,000           Grupo Mexico SA, Class B                  -
                        50,000                                               169,136    169,136
                               -----------------------------------
          -   50,657           Minsur SA                                 -
                        50,657                                               102,776    102,776
                               -----------------------------------
      6,000        -     6,000 Sociedad Quimica y Minera de                        -
                               Chile, ADR                          209,250              209,250
                               -----------------------------------
        346        -       346 Sociedad Quimica y Minera de                        -     12,110
                               Chile, Class A, ADR                  12,110
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   Total
                                                                   487,377   826,091  1,313,468
                                                                  ------------------------------
                               -----------------------------------
 METALS - STEEL--1.1%

                               -----------------------------------
    140,000        -           Acindar Industria Argentina de                      -
                       140,000 Aceros SA                           168,133              168,133
                               -----------------------------------
          - 19,500,000         Eregli Demir Ve Celik Fabrikalari         -
                     19,500,000TAS                                           373,445    373,445
                               -----------------------------------
          -   10,400           Mytilineos SA                             -
                        10,400                                               209,825    209,825
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   Total
                                                                   168,133   583,270    751,403
                                                                  ------------------------------
                               -----------------------------------
 MINING--0.1%

                               -----------------------------------
          -  483,461           Athi River Mining Ltd.                    -    39,774     39,774
                       483,461
                               -----------------------------------------------------------------
 MISCELLANEOUS MATERIALS & COMMODITIES--1.0%

                               -----------------------------------
          - 1,741,000          Delta Corp.                               -
                     1,741,000                                               458,637    458,637
                               -----------------------------------
          -    5,250     5,250 Hellas Can Packaging SA                   -
                                                                             166,544    166,544
                               -----------------------------------
          -      200       200 National Aluminium Co. Ltd.               -       135        135
                               -----------------------------------
          -  953,500           PT Fiskaragung Perkasa                    -    32,272     32,272
                       953,500
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   Total                                 -
                                                                             657,588    657,588
                                                                  ------------------------------
                               -----------------------------------
 MULTI-INDUSTRY--3.8%

                               -----------------------------------
          - 4,018,000          (1) Aboitiz Equity Ventures, Inc.         -
                     4,018,000                                               236,536    236,536
                               -----------------------------------
          - 1,415,000          (1) Benpres Holdings Corp.                -
                     1,415,000                                               334,690    334,690
                               -----------------------------------
          -   21,900           Citic Pacific Ltd.                        -
                        21,900                                               262,436    262,436
                               -----------------------------------
          - 1,415,000          Elektrim Spolka Akcyjna SA                -
                     1,415,000                                               503,048    503,048
                               -----------------------------------
          - 1,691,500          Enka Holding Yatirim                      -
                     1,691,500                                               348,860    348,860
                               -----------------------------------
          -   43,089           First Pacific Co.                         -
                        43,089                                               220,507    220,507
                               -----------------------------------
          -    5,600     5,600 (2) Grupo Carso SA de CV, ADR             -    45,119     45,119
                               -----------------------------------
     80,000                    Grupo Industrial Saltillo SA de                     -
                        80,000 CV, Class B                         250,179              250,179
                               -----------------------------------
          - 8,280,000          Haci Omer Sabanci Holding                 -
                     8,280,000                                               203,291    203,291
                               -----------------------------------
          -   21,830           (1)(2) Press Corp., GDR                   -
                        21,830                                               144,733    144,733
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   Total
                                                                   250,179 2,299,220  2,549,399
                                                                  ------------------------------
                               -----------------------------------
 PHARMACEUTICALS--0.8%

                               -----------------------------------
          - 23,450,400         Eczacibasi Ilac                           -
                     23,450,400                                              362,731    362,731
                               -----------------------------------
          -   21,900           Jelfa SA                                  -
                        21,900                                               186,945    186,945
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   Total                                 -
                                                                             549,676    549,676
                                                                  ------------------------------
                               -----------------------------------
 REAL ESTATE--3.6%

                               -----------------------------------
          -  457,000           Ayala Land, Inc.                          -
                       457,000                                               147,128    147,128
                               -----------------------------------
                               -----------------------------------
          - 4,940,000          (1) Belle Corp.                           -
                     4,940,000                                               288,219    288,219
                               -----------------------------------
          -  190,000           China Resources Enterprises Ltd.          -
                       190,000                                               276,859    276,859
                               -----------------------------------
          - 5,670,000          (1) Megaworld Properties &                -
                     5,670,000 Holdings, Inc.                                286,103    286,103
                               -----------------------------------
          - 3,355,000          PT Jaya Real Property Tbk                 -
                     3,355,000                                               361,307    361,307
                               -----------------------------------
          - 11,400,0011,400,000Putra Surya Perkas                        -
                                                                             175,385    175,385
                               -----------------------------------
          -  775,000           Quality House Public Co. Limited          -
                       775,000                                               214,117    214,117
                               -----------------------------------
          -   61,000           (1)(2) SOLIDERE, GDR                      -
                        61,000                                               642,025    642,025
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   Total                                 - 2,391,143
                                                                                      2,391,143
                                                                  ------------------------------
------------------------------------------------------------------
 RECREATION, OTHER CONSUMER GOODS--0.4%

                               -----------------------------------
     83,000        -           (1) Corporacion Interamericana de                   -
                        83,000 Entretenimiento SA                  262,954              262,954
                                                                  ------------------------------
                               -----------------------------------
 RETAIL--0.3%

                               -----------------------------------
     11,650        -           Companhia Brasileira de                             -
                        11,650 Distribuicao Groupo Pao de          211,156              211,156
                               Acucar, ADR

                                                                  ------------------------------
                               -----------------------------------
 TELECOMMUNICATIONS--11.4%

                               -----------------------------------
          - 3,200,000          Champion Technology Holdings Ltd.         -
                     3,200,000                                               202,195    202,195
                               -----------------------------------
          -  100,000           (1) China Telecom (Hong Kong) Ltd.        -
                       100,000                                               210,836    210,836
                               -----------------------------------
          -  558,000           City Telecom (HK) Ltd.                    -
                       558,000                                               165,496    165,496
                               -----------------------------------
     40,000   13,800           (1) Embratel Participacoes SA, ADR
                        53,800                                     550,000   189,750    739,750
                               -----------------------------------
          -   16,200           Hellenic Telecommunication                -
                        16,200 Organization SA                               350,745    350,745
                               -----------------------------------
          -   50,900           Matav RT                                  -
                        50,900                                               284,373    284,373
                               -----------------------------------
          -  110,065           (1) Tele 2000 SA                          -    46,315     46,315
                       110,065
                               -----------------------------------
     24,600   31,000           (1) Tele Norte Leste
                        55,600 Participacoes SA, ADR               402,825   507,625    910,450
                               -----------------------------------
      4,500   17,800           Telecom Argentina SA, ADR
                        22,300                                     128,250   507,300    635,550
                               -----------------------------------
     10,000   16,000           Telefonica de Argentina SA, ADR
                        26,000                                     323,750   518,000    841,750
                               -----------------------------------
     14,700   13,000           Telefonos de Mexico, Class L, ADR           1,039,188
                        27,700                                    1,175,081           2,214,269
                               -----------------------------------
      3,000        -     3,000 (1) Telemig Celular Participacoes                   -     92,625
                               SA, ADR                              92,625
                               -----------------------------------
 14,000,000        - 14,000,000Telesp Participacoes SA                             -
                                                                   305,366              305,366
                               -----------------------------------
          -   14,200           Tiletypos SA                              -
                        14,200                                               293,779    293,779
                               -----------------------------------
          -   17,200           (1) Vimpel-Communications, ADR            -
                        17,200                                               363,350    363,350
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   Total
                                                                  2,977,8974,678,952  7,656,849

                                                                  ------------------------------
                               -----------------------------------
 TEXTILES & APPAREL--0.2%

                               -----------------------------------
          -  158,550           Madura Coats                              -
                       158,550                                               156,818    156,818
                               -----------------------------------------------------------------
 TRANSPORTATION - AIRLINES--1.5%

                               -----------------------------------
          -  100,000           Air Mauritius Ltd.                        -    99,344     99,344
                       100,000
                               -----------------------------------
          - 4,079,000          Kenya Airways Ltd.                        -
                     4,079,000                                               468,649    468,649
                               -----------------------------------
          -   18,950           Korean Air                                -
                        18,950                                               228,515    228,515
                               -----------------------------------
          -  109,000           Thai Airways International PCL            -
                       109,000                                               185,094    185,094
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   Total                                 -
                                                                             981,602    981,602
                                                                  ------------------------------
------------------------------------------------------------------
 TRANSPORTATION - ROAD & RAIL--0.3%

                               -----------------------------------
          - 1,222,0001,222,000 GZI Transportation Ltd.                   -
                                                                             220,610    220,610
                                                                  ------------------------------
------------------------------------------------------------------
 TRANSPORTATION - SHIPPING--0.9%

                               -----------------------------------
          -   30,880           Korea Line Co.                            -
                        30,880                                               377,586    377,586
                               -----------------------------------
          - 1,722,500          PT Berlian Laju Tanker Tbk                -
                     1,722,500                                               238,499    238,499
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   Total                                 -
                                                                             616,085    616,085
                                                                  ------------------------------
------------------------------------------------------------------
 UTILITIES - ELECTRICAL & GAS--2.2%

                               -----------------------------------
          -   69,300           Companhia Paranaense de                   -
                        69,300 Energia-Copel, ADR                            519,750    519,750
                               -----------------------------------
          -  573,289           Edegel SA, Class B                        -
                       573,289                                               118,897    118,897
                               -----------------------------------
          -      900       900 Egypt Gas                                 -    43,968     43,968
                               -----------------------------------
          -  922,000           (1) Huaneng Power International,          -
                       922,000 Inc.                                          273,454    273,454
                               -----------------------------------
          -   15,200           Hub Power Co., GDR                        -
                        15,200                                               136,800    136,800
                               -----------------------------------
          -  225,000           Kenya Power & Lighting Co. Ltd.           -
                       225,000                                               363,830    363,830
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   Total                                 -
                                                                           1,456,699  1,456,699
                                                                  ------------------------------
------------------------------------------------------------------
 WHOLESALE & INTERNATIONAL TRADE--0.7%

                               -----------------------------------
          -  180,080           Ferreyros SA                              -
                       180,080                                               133,960    133,960
                               -----------------------------------
          - 2,475,900          Interfresh                                -    51,917     51,917
                     2,475,900
                               -----------------------------------
          -   18,210           Samsung Co.                               -
                        18,210                                               284,087    284,087
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   Total                                 -
                                                                             469,964    469,964
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   TOTAL COMMON STOCKS            10,795,0346,696,93357,491,964

                               (IDENTIFIED COST $53,855,235)

                                                                  ------------------------------
 Preferred Stocks--6.6%

 BANKING--0.9%

                               -----------------------------------
            9,400,000          Banco Est Sao Paulo, Preference
  5,300,000          14,700,000                                    226,007   400,842    626,849
                                                                  ------------------------------
                               -----------------------------------
 ENERGY SOURCES--1.7%

                               -----------------------------------
            3,135,000          Petroleo Brasileiro SA, Preference
  4,810,000          7,945,000                                     680,006   443,205  1,123,211
                               -----------------------------------------------------------------
------------------------------------------------------------------
 FOREST PRODUCTS & PAPER--0.2%

------------------------------------------------------------------
                   -           Votorantim Celulose e Papel SA,                     -
  6,100,000          6,100,000 Preference                          161,916              161,916
                               -----------------------------------------------------------------
                               -----------------------------------
 METALS - STEEL--0.8%

                               -----------------------------------
                               -----------------------------------
                   -           Gerdau SA, Preference                               -
  1,600,000          1,600,000                                     240,046              240,046
                               -----------------------------------
                               -----------------------------------
    123,000        -           Usinas Siderurgicas de Minas                        -
                       123,000 Gerais SA, Preference               327,196              327,196
                               -----------------------------------------------------------------
                               -----------------------------------------------------------------
                                Total                                              -
                                                                   567,242              567,242
                               -----------------------------------------------------------------
 TELECOMMUNICATIONS--0.9%

     37,519        -           Telecomunicacoes Do Rio Janiero         747         -        747
                        37,519 SA, Preference
                               -----------------------------------
            1,300,000          Telecomunicacoes de Sao Paulo SA,
  1,500,000          2,800,000 Preference                          182,631   158,280    340,911
                               -----------------------------------
          - 6,300,000          Telesp Celular Participacoes SA,          -
                     6,300,000 Series B                                      290,425    290,425
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                   Total
                                                                   183,378   448,705    632,083
                                                                  ------------------------------
                               -----------------------------------
 TEXTILES & APPAREL--0.0%

                               -----------------------------------
          - 49,000,0049,000,000(1) Texpar SA, Preference                 -       282        282
                               -----------------------------------------------------------------
------------------------------------------------------------------
 UTILITIES - ELECTRICAL & GAS--1.9%

------------------------------------------------------------------
                   - 17,100,000Centrais Electricas Brasileiras                     -
 17,100,000                    SA, Prefernce, Series B             357,886              357,886
                               -----------------------------------
            20,100,0045,612,307Companhia Energetica de Minas
 25,512,307                    Gerais, Preference                  533,064   419,958    953,022
                                                                  ------------------------------
                               -----------------------------------
                                Total
                                                                   890,950   419,958  1,310,908
                                                                  ------------------------------
                               -----------------------------------------------------------------
                                TOTAL PREFERRED STOCKS                                4,422,491

                               (IDENTIFIED COST $3,965,528)       2,709,4991,712,992

                                                                  ------------------------------
 Corporate Bonds--0.0%

 METALS - STEEL--0.0%

                               -----------------------------------
     $5,800  $10,100           Companhia Vale Do Rio Doce, Conv.        34        58         92
                        15,900 Deb., 12/31/1999 (identified cost
                               $137)

                                                                  ------------------------------
------------------------------------------------------------------
 Repurchase Agreement--2.0%(3)

                               -----------------------------------
          - 1,375,000          Bear, Stearns and Co., 4.93%,             -            1,375,000
                     1,375,000 dated 5/28/1999, due 6/1/1999 (at           1,375,000
                               amortized cost)

                                                                  ------------------------------
                               -----------------------------------

                               -----------------------------------
                                   TOTAL INVESTMENTS (IDENTIFIED  13,504,5649,784,98363,289,547
                               COST $59,195,900)(4)

                               -----------------------------------------------------------------

 (1) Non-income producing security.

 (2) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Funds' Board of Directors. At May 31, 1999, these securities amounted to $1,910,603 which represents 2.8% of net assets.

 (3) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

 (4) The cost of investments for federal tax purposes amounts to $59,195,900. The net unrealized appreciation of investments on a federal tax basis amounts to $4,093,647 which is comprised of $8,900,549 appreciation and $4,806,902 depreciation at May 31, 1999.

     Note: The categories of investments are shown as a percentage of net assets ($67,267,388) at May 31, 1999.

The following acronyms are used throughout these portfolios:

ADR -  American Depositary Receipt
GDR -  Global Depositary Receipt



                                                 FEDERATED LATIN AMERICAN GROWTH FUND
                                                    FEDERATED EMERGING MARKETS FUND

                                             PRO FORMA COMBINING STATEMENTS OF ASSETS AND
                                                              LIABILITIES

                                                       MAY 31, 1999 (UNAUDITED)

-----------------------------------------------------------------------------------------------

                                         FEDERATED        FEDERATED
                                           LATIN          EMERGING
                                          AMERICAN         MARKETS       PRO FORMA   PROFORMA
                                         GROWTH FUND        FUND         ADJUSTMENT  COMBINED
                                         -------------   ------------   -----------------------


ASSETS:

--------------------------------------
Investments in securities, at value                                $
                                         $13,504,564      49,784,983           -     63,289,547
--------------------------------------
Cash
                                            360,685                -           -       360,685
--------------------------------------
Cash denominated in foreign currencies
(identified cost $4,464, 1,911,050 and        4,388        1,908,584           -     1,912,972
1,915,514 respectively)

-----------------------------------------
Income receivable
                                            122,107          286,728           -       408,835
--------------------------------------
Receivable for shares sold
                                             40,455           90,210           -       130,665
--------------------------------------
Receivable for Investments sold
                                            185,552        3,605,726           -     3,791,278
--------------------------------------
Prepaid expenses
                                             56,203                -           -        56,203
--------------------------------------
Deferred organizational costs                                                    (a)
                                             23,002           18,362    (23,002)        18,362
--------------------------------------   -----------     ------------   ---------    ----------
     Total assets                                                                    69,968,547
                                         14,296,956       55,694,593    (23,002)
--------------------------------------   -----------     ------------   ---------    ----------
LIABILITIES:

--------------------------------------
Payable for investments purchased
                                                  -        2,230,612           -     2,230,612
--------------------------------------
Payable for shares redeemed
                                             61,866          128,963           -       190,829
--------------------------------------
Cash Overdraft
                                                  -            3,916           -         3,916
--------------------------------------
Income distribution payable
                                                219                -           -           219
--------------------------------------
Payable for taxes withheld
                                              7,939          182,201           -       190,140
--------------------------------------
Payable for foreign currency exchange
contracts                                         -              970           -           970
-----------------------------------------
Accrued expenses
                                             31,988           52,485           -        84,473
--------------------------------------   -----------     ------------   ---------    ----------
     Total liabilities
                                            102,012        2,599,147           -     2,701,159
--------------------------------------   -----------     ------------   ---------    ----------
NET ASSETS                                                               $           $67,267,388
                                         $14,194,944     $53,095,446    (23,002)
--------------------------------------   -----------     ------------   ---------    ----------
NET ASSETS CONSISTS OF:

--------------------------------------
Paid in capital                                                         $
                                         $22,053,648     $67,683,416    (23,002)     89,714,062
--------------------------------------
Net unrealized appreciation of                                                       4,076,181
investments                               1,530,046        2,546,135           -
Accumulated net realized loss on
   investments                                                                       (26,605,835)
                                         (9,448,070)     (17,157,765)          -
--------------------------------------
Accumulated undistributed net investment

   income
                                             59,320           23,660           -        82,980
                                         -----------     ------------   ---------    ----------
     Total Net Assets                                                    $            $
                                         $14,194,944     $53,095,446    (23,002)     67,267,388
--------------------------------------   -----------     ------------   ---------    ----------
NET ASSETS:

  Class A Shares                          $                              $            $
                                          9,246,549      $38,970,562    (14,983)     48,202,128
                                         -----------     ------------   ---------    ----------
                                         -----------     ------------   ---------    ----------
  Class B Shares                          $                              $
                                          4,353,099      $11,795,126     (7,054)     $16,141,171
                                         -----------     ------------   ---------    ----------
                                         -----------     ------------   ---------    ----------
  Class C Shares                          $               $              $            $
                                            595,296        2,329,758       (965)     2,924,089
--------------------------------------   -----------     ------------   ---------    ----------

SHARES OUTSTANDING:

  Class A Shares                                                                 (b)
                                            959,852        3,664,508    (91,407)     4,532,953
  Class B Shares                                                                 (b)
                                            456,893        1,136,235    (38,199)     1,554,929
  Class C Shares                                                                 (b)
                                             62,191          224,187     (4,989)       281,389
                                         -----------     ------------   ---------    ----------
                                         -----------     ------------   ---------    ----------
     Total Shares Outstanding
                                          1,478,936        5,024,930    (134,595)    6,369,271
--------------------------------------   -----------     ------------   ---------    ----------

NET ASSET VALUE PER SHARE

Class A Shares                            $                $   10.63     $            $
                                               9.63                            -         10.63
                                         -----------     ------------   ---------    ----------
Class B Shares                            $                $   10.38     $            $
                                               9.53                            -         10.38
                                         -----------     ------------   ---------    ----------
Class C Shares                            $                $   10.39     $            $
                                               9.57                            -         10.39
                                         -----------     ------------   ---------    ----------
OFFERING PRICE PER SHARE

                                         -----------     ------------   ---------    ----------
Class A Shares *                          $                $   11.25 *   $            $        *
                                              10.19                            -         11.25
                                         -----------     ------------   ---------    ----------
Class B Shares                            $                $   10.38     $            $
                                               9.53                            -         10.38
                                         -----------     ------------   ---------    ----------
Class C Shares                            $                $   10.39     $            $
                                               9.57                            -         10.39
                                         -----------     ------------   ---------    ----------
REDEMPTION PROCEEDS PER SHARE

                                         -----------     ------------   ---------    ----------
                                                                        ---------
Class A Shares                            $                $   10.63     $            $
                                               9.63                            -         10.63
                                         -----------     ------------   ---------    ----------
                                         -----------     ------------   ---------
Class B Shares **                         $                $    9.81     $            $
                                               9.01                            -          9.81
                                         -----------     ------------   ---------    ----------
Class C Shares ***                        $                $   10.29     $            $
                                                                                     --
                                               9.47                            -        10.29
                                                                                        -----

Investments, at identified cost                                          $            $
                                         $11,964,217     $47,231,683           -     59,195,900
--------------------------------------   -----------     ------------   ---------    ----------
Investments, at tax cost                                                 $            $
                                         $11,964,217     $47,231,683           -     59,195,900
--------------------------------------   -----------     ------------   ---------    ----------



     * Computation of offering price per share 100/94.5 of net asset value.

     ** Computation of redemption price per share 94.5/100 of net asset value.

     *** Computation of redemption price per share 99/100 of net asset value.

(a) Deferred organizational cost on Federated Latin American Growth Fund cannot be carried forward into the combined fund.

(b)  Adjustment to reflect share balance as a result of the combination.

(See Notes to Pro Forma Financial Statements)



                                            PRO FORMA COMBINING STATEMENTS OF OPERATIONS
                                                    YEAR ENDED NOVEMBER 30, 1998

                                        ------------------------------------------------------


                                        FEDERATED
                                          LATIN        FEDERATED
                                        AMERICAN      EMERGING      PRO FORMA     PRO FORMA
                                        GROWTH        MARKETS FUND   ADJUSTMENT     COMBINED
                                        FUND
                                        -----------   ----------------------------------------


INVESTMENT INCOME:

Dividends                                $             $              $             $         ***
                                           638,166 *    1,704,070 **         -      2,342,236
Interest
                                            37,987         54,311            -         92,298
                                        -----------   ------------   ----------    -----------
     Total investment income
                                           676,153      1,758,381                   2,434,534
EXPENSES:

Investment advisory fee                    234,964
                                                          758,455            -        993,419
Administrative personnel and                                         (185,000)
services fee                               185,000        185,000              (a)    185,000
Custodian fees                                                        (26,212)
                                            51,212        263,434              (b)    288,434
Transfer and dividend disbursing

agent

  fees and expenses                         80,055                    (26,889)
                                                          156,834              (c)    210,000
Directors' fees                              1,167                     (1,167)
                                                            1,403              (d)      1,403
Auditing fees                               21,692                    (21,692)
                                                           21,692              (e)     21,692
Legal fees                                   2,831                     (2,831)
                                                            3,113              (f)      3,113
Portfolio accounting fees                   82,580                    (82,580)
                                                           83,662              (g)     83,662
Distribution services fee - Class B
Shares                                      50,647        119,917            -        170,564
Distribution services fee - Class C          8,442
Shares                                                     22,321            -         30,763
Shareholder services fees - Class A
Shares                                      27,297        104,279            -        131,576
Shareholder services fees - Class B         16,883
Shares                                                     39,972            -         56,855
Shareholder services fees - Class C
Shares                                       2,814          7,440            -         10,254
Share registration costs                    29,992                    (28,000)
                                                           30,328              (h)     32,320
Printing and postage                                                  (29,673)
                                            29,673         47,750              (i)     47,750
Taxes
                                             1,875          5,625            -          7,500
Insurance premiums                           3,465                     (3,465)
                                                            4,000              (j)      4,000
Miscellaneous                               19,037                    (19,037)
                                                           14,682              (k)     14,682
                                        -----------   ------------   ----------    -----------
     TOTAL EXPENSES                        849,626                   (426,546)
                                                        1,869,907                   2,292,987
                                        -----------   ------------   ----------    -----------
WAIVERS AND REIMBURSEMENTS:

Waiver of investment advisory fee        (234,964)                     323,893
                                                        (115,548)              (l)   (26,619)
Reimbursement of other operating                                       214,301
expenses                                 (178,798)       (35,503)              (m)          -
                                        -----------   ------------   ----------    -----------
  TOTAL WAIVERS AND REIMBURSEMENTS                                     538,194
                                         (413,762)      (151,051)                    (26,619)
                                        -----------   ------------   ----------    -----------
                                        -----------   ------------   -------------------------
     NET EXPENSES                                                      111,648
                                           435,864      1,718,856                   2,266,368
                                        -----------   ------------   -------------------------
                                        -----------   ------------                 -----------
         NET INVESTMENT INCOME/(NET      $ 240,289      $  39,525     $             $
OPERATING LOSS)                                                        426,546        706,360
                                        -----------   ------------   ----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized loss on investments and                  (22,632,585)****                        ****
foreign                                 (7,074,994)                          -     (29,707,579)
   currency transactions

Net change in unrealized appreciation

(depreciation)

   on investments
                                         (672,967)      3,529,082            -      2,856,115
                                        -----------   ------------   ----------    -----------
     Net realized and unrealized loss
on investments                          (7,747,961)   (19,103,503)           -     (26,851,464)
                                        -----------   ------------   ----------    -----------
                                                                     ----------
          Change in net assets           $            $(19,063,978)                $(26,571,650)
resulting from operations               (7,507,672)                          -
                                        -----------   ------------   ----------    -----------

*  Net of foreign taxes withheld
$40,263.
** Net of foreign taxes withheld

$110,743.

*** Net of foreign taxes withheld
$151,006.
**** Net of foreign taxes withheld

$369,196.

(See Legend to Pro Forma Adjustments on the

following page)

(See Notes to Pro Forma Financial
Statements)




                                                 FEDERATED LATIN AMERICAN GROWTH FUND
                                                    FEDERATED EMERGING MARKETS FUND

                                             PRO FORMA COMBINING STATEMENTS OF OPERATIONS
                                                 PERIOD ENDED MAY 31, 1999 (UNAUDITED)

                                            ------------------------------------------------


                                            FEDERATED    FEDERATED
                                              LATIN      EMERGING
                                             AMERICAN     MARKETS      PRO FORMA  PRO FORMA
                                            GROWTH FUND    FUND       ADJUSTMENT  COMBINED


INVESTMENT INCOME:

                                            ---------------------------------------------------
Dividends                                    $                         $           $        ***
                                               232,295 *  $664,357 **        -      896,652
Interest
                                                 9,116       9,678           -       18,794
                                            -----------  ----------   ---------   ----------
     Total investment income
                                               241,411     674,035                  915,446
EXPENSES:

Investment advisory fee
                                                67,613     290,897           -      358,510
Administrative personnel and services                       92,247
fee                                             92,247                (92,247) (a)   92,247
Custodian fees
                                                19,043     133,095    (12,500) (b)  139,638
Transfer and dividend disbursing agent

                                                                             -
  fees and expenses
                                                34,623      93,783    (11,629) (c)  116,777
Directors' fees
                                                   738       1,201       (738) (d)    1,201
Auditing fees
                                                11,059      11,210    (11,059) (e)   11,210
Legal fees                                                   1,714
                                                 1,371                 (1,371) (f)    1,714
Portfolio accounting fees
                                                39,962      36,976    (39,962) (g)   36,976
Distribution services fee - Class B                                                  54,433
Shares                                          14,564      39,869           -
Distribution services fee - Class C                                                   9,528
Shares                                           2,134       7,394           -
Shareholder services fees - Class A
Shares                                           7,957      42,424           -       50,381
Shareholder services fees - Class B                                                  18,145
Shares                                           4,855      13,290           -
Shareholder services fees - Class C                711                                3,176
Shares                                                       2,465           -
Share registration costs                        14,133
                                                            14,453    (13,133) (h)   15,453
Printing and postage                            15,299
                                                            23,079    (15,299) (i)   23,079
Taxes                                              637
                                                             2,368           -        3,005
Insurance premiums
                                                 1,184       1,213     (1,184) (j)    1,213
Miscellaneous                                    9,976
                                                             6,452     (9,976) (k)    6,452
                                            -----------  ----------   ---------   ----------
                                            -----------  ----------   ---------   ----------
     TOTAL EXPENSES                            338,106
                                                           814,130    (209,098)     943,138
                                            -----------  ----------   ---------   ----------
WAIVERS AND REIMBURSEMENTS:

Waiver of investment advisory fee
                                              (67,613)   (167,761)      94,526 (l)(140,848)
Reimbursement of other operating                                               (m)
expenses                                     (145,375)           -     145,375            -
                                            -----------  ----------   ---------   ----------
     Total waivers and reimbursements
                                             (212,988)   (167,761)     239,901    (140,848)
Net expenses
                                               125,118     646,369      30,803      802,290
                                            -----------  ----------   ---------   ----------
                                                                                  ----------
     NET INVESTMENT INCOME/(NET              $            $ 27,666     $           $
OPERATING LOSS)                                116,293                 209,098      353,057
                                            -----------  ----------   ---------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

  AND FOREIGN CURRENCY TRANSACTIONS:

Net realized gain (loss) on investments                            ****                     ****
and foreign currency transactions           (1,120,961)  8,244,219           -    7,123,258
Net change in unrealized appreciation (depreciation) of
investments and

   translation of assets and liabilities
in foreign currency                          1,527,394   2,517,431           -    4,044,825
                                            -----------  ----------   ---------   ----------
     Net realized and unrealized gain
(loss) on investments                          406,433   10,761,650          -    11,168,083
                                            -----------  ----------   ---------   ----------
                                                                      ---------
          Change in net assets resulting     $ 522,726   $10,789,316              $11,312,042
from operations                                                              -
                                            -----------  ----------   ---------   ----------

*  Net of foreign taxes withheld
$28,428.
** Net of foreign taxes withheld

$53,071.

*** Net of foreign taxes withheld
$81,499.
**** Net of foreign taxes withheld

$286,222.

(See Legend to Pro Forma Adjustments on the following page)
(See Notes to Pro Forma Financial

Statements)

                         FEDERATED EMERGING MARKETS FUND

              NOTES TO PRO FORMA COMBINING STATEMENTS OF OPERATIONS

                            PERIOD ENDED MAY 31, 1999

     (a) The administrative fee is based on the minimum of $125,000 per fund, plus an $30,000 per additional class.

     (b)  The  custodian   fee  is  based  on  a  percentage  of  assets,   plus
out-of-pocket expenses.

     (c) Federated Services Company ("FServ") through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the size, type, and number of accounts and transactions made by shareholders. [FServ is required to maintain the records of the Federated Latin American Growth Fund for a period of one year after the reorganization. The reduction is due to the combining of two portfolios into one.]

     (d) Adjustment to reflect the Directors' fee reductions due to the combining of two portfolios into one.

     (e) Adjustment to reflect the audit fee reductions due to the combining of two portfolios into one.

     (f) Adjustment to reflect the legal fee reductions due to the combining of two portfolios into one.

(g) FServ provides the Funds with certain fund accounting services. The fee paid to FServ is based on the level of average net assets of the Fund plus out-of-pocket expenses for the period. After the reorganization, the fee for Federated Emerging Markets Fund will continue to be based on the minimum.

(h) Adjustment to reflect state registration costs for only the one combined fund.

(i) Printing and postage expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into a single portfolio.

(j) Adjustment to reflect the insurance reductions due to the combining of two portfolios into one.

(k) Adjustment to reflect the miscellaneous expense reductions due to the combining of two portfolios into one.

(l) Adjustment to reflect decrease in advisory fee waiver due to increased assets and reduced operating expenses as listed above.

(m) Adjustment to reflect decrease in reimbursement due to increased assets and reduced operating expenses as listed above.

                         FEDERATED EMERGING MARKETS FUND

              NOTES TO PRO FORMA COMBINING STATEMENTS OF OPERATIONS

                          YEAR ENDED NOVEMBER 30, 1998

     (a) The administrative fee is based on the minimum of $125,000 per fund, plus an $30,000 per additional class.

     (b)  The  custodian   fee  is  based  on  a  percentage  of  assets,   plus
out-of-pocket expenses.

(c) Federated Services Company ("FServ") through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the size, type, and number of accounts and transactions made by shareholders. FServ is required to maintain the records of the Federated Latin American Growth Fund for a period of one year after the reorganization date. The reduction is due to the combining of two portfolios into one.

(d) Adjustment to reflect the Directors' fee reductions due to the combining of two portfolios into one.

(e) Adjustment to reflect the audit fee reductions due to the combining of two portfolios into one.

(f) Adjustment to reflect the legal fee reductions due to the combining of two portfolios into one.

(g) FServ provides the Funds with certain fund accounting services. The fee paid to FServ is based on the level of average net assets of the fund plus out-of-pocket expenses for the period. After the reorganization, the fee for Federated Emerging Markets Fund will continue to be based on the minimum.

(h) Adjustment to reflect state registration costs for only the one combined fund.

(i) Printing and postage expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into a single portfolio.

(j) Adjustment to reflect the insurance reductions due to the combining of two portfolios into one.

(k) Adjustment to reflect the miscellaneous expense reductions due to the combining of two portfolios into one.

(l) Adjustment to reflect decrease in advisory fee waiver due to increased assets and reduced operating expenses as listed above.

(m) Adjustment to reflect decrease in reimbursement due to increased assets and reduced operating expenses as listed above.

                           PART C - OTHER INFORMATION

Item 15.           Indemnification

            Indemnification is provided to Directors and officers of the Registrant pursuant to the Registrant's Articles of Incorporation and Bylaws, except where such indemnification is not permitted by law. However, the Articles of Incorporation and Bylaws do not protect the Directors or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

            Directors and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

            Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers, and controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Directors, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Directors, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Directors, officers, or controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Articles of Incorporation or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Directors who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Director, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Directors or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.     Exhibits

1.1  Conformed copy of Articles of Incorporation of the Registrant (1)

1.2  Conformed copy of Articles Supplementary (5)

1.3  Conformed copy of Articles Supplementary (15)

1.4  Conformed copy of Articles Supplementary (15)

1.5  Conformed copy of Articles of Amendment (16)

2.1  Copy of Bylaws of the Registrant (1)

2.2  Copy of Amendment #1 to the By-Laws of the Registrant (15)

2.3  Copy of Amendment #2 to the By-Laws of the Registrant (15)

2.4  Copy of Amendment #3 to the By-Laws of the Registrant (15)

3.   Not Applicable

4. Agreement and Plan of Reorganization is included as Appendix A to the Combined Proxy Statement and Prospectus of this Registration Statement *

5. Copies of Specimen Certificates for Shares of Capital Stock of Federated World Utility Fund, Federated Asia Pacific Growth Fund, Federated Emerging Markets Fund, Federated European Growth Fund, Federated International Small Company Fund, and Federated Latin American Growth Fund (7)

6.1 Conformed copy of Investment Advisory Contract of the Registrant through and including Exhibit F thereto (5)

6.2  Conformed copy of Assignment of Investment Advisory Contract (3)

6.3 Conformed copy of Exhibit G to Investment Advisory Contract of the Registrant (8)

6.4 Conformed copy of Exhibit H to Investment Advisory Contract of the Registrant (10)

6.5 Conformed copy of Exhibit I to Investment Advisory Contract of the Registrant (13)

6.6 Conformed copy of Exhibit J to Investment Advisory Contract of the Registrant (14)

6.7  Conformed copy of Sub-Advisory Agreement of the Registrant (14)

6.8  Conformed copy of Sub-Adviser Resignation Letter (15)

7.1 Conformed copy of Distributor's Contract of the Registrant through and including Exhibit S thereto (5)

7.2 Conformed copy of Exhibits T, U, and V to the Distributor's Contract of the Registrant (8)

7.3 Conformed copy of Exhibits W, X, and Y to the Distributor's Contract of the Registrant (9)

7.4 Conformed copy of Exhibit Z and Exhibit AA to the Distributor's Contract of the Registrant (13)

7.5 Conformed copy of Exhibit BB and Exhibit CC to Distributor's Contract of the Registrant; (14)

7.6  Conformed copy of Distributor's Contract of the Registrant (Class B Shares)
     (14)

7.7  Copy of Schedule A to Distributor's Contract (Class B Shares) (16)

7.8 The Registrant hereby incorporates the conformed copy of the Specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan/Trustee Mutual Funds Service Agreement from Item 23(e) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269)

8.   Not Applicable

9.1  Conformed copy of Custodian Agreement of the Registrant (3)

9.2  Conformed copy of Custodian Fee Schedule (10)

9.3  Addendum to Custodian Fee Schedule (10)

9.4  Conformed copy of Domestic Custodian Fee Schedule (11)

9.5  Conformed copy of Global Custodian Fee Schedule (11)

9.6  Addendum to Global Custodian Fee Schedule (11)

10.1 Conformed copy of the Distribution Plan of the Registrant through and including Exhibit R thereto (5)

10.2 Conformed copy of Exhibits S, T, and U to the Rule 12b-1

10.3 Distribution Plan of the Registrant (8)

10.4 Conformed copy of Exhibits V, W, and X to the Rule 12b-1 Distribution Plan of the Registrant (9)

10.5 Conformed copy of Exhibit Y and Exhibit Z to the 12b-1 Distribution Plan of the Registrant (13)

10.6 Conformed copy of Exhibit AA and Exhibit BB to the 12b-1 Distribution Plan of the Registrant (14)

10.7 Copy of Schedule A to the Distribution Plan (Class B Shares) of the Registrant (16)

11. Form of Opinion and Consent of Counsel regarding legality of shares being issued *

12. Opinion regarding tax consequences of Reorganization (Definitive copy to be filed by Amendment)

13.1 Conformed copy of Amended and Restated Shareholder Services Agreement (14)

13.2 Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Transfer Agency Services, and Custody Services Procurement (14)

13.3 Conformed copy of Principal Shareholder Servicer's Agreement (Class B Shares) (14)

13.4 Conformed copy of Shareholder Services Agreement (Class B Shares) (14)

13.5 The responses described in Item 23(e)(vii) are hereby incorporated by reference.

13.6 Copy of Schedule A to Shareholder Services Agreement (Class B Shares) (16)

13.7 Copy of Schedule A to Principal Servicer's Agreement (Class B Shares) (16)

13.8 Copy of Amended and Restated Shareholder Services Agreement Exhibit (16)

13.9 The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 23(h)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375)

14. Conformed copy of Consent of Independent Auditors of World Investment Series, Inc., Ernst & Young LLP*

15.  Not Applicable

16. Conformed copy of Power of Attorney (14) 16.1 Conformed copy of Limited Power of Attorney (16)

16.2 Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant (15)

16.3 Conformed copy of Power of Attorney of Treasurer of the Registrant (15)

16.4 Conformed copy of Power of Attorney of a Director of the Registrant (15)

17.1 Form of Proxy of Federated Latin American Growth Fund*

*      Filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed February 4, 1994. (File Nos. 33-52149 and 811-7141)

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 25, 1994. (File Nos. 33-52149 and 811-7141)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 26, 1996. (File Nos. 33-52149 and 811-7141)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed July 31, 1996. (File Nos. 33-52149 and 811-7141)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 30, 1997. (File Nos. 33-52149 and 811-7141)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed May 21, 1997. (File Nos. 33-52149 and 811-7141)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed November 26, 1997. (File Nos. 33-52149 and 811-7141)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 23, 1997. (File Nos. 33-52149 and 811-7141)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 28, 1998. (File Nos. 33-52149 and 811-7141)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed June 10, 1998. (File Nos. 33-52149 and 811-7141)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed February 1, 1999. (File Nos. 33-52149 and 811-7141)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed March 31, 1999. (File Nos. 33-52149 and 811-7141)

Item 17.     Undertakings

        (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

        (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

        (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

                                   SIGNATURES

            As required by the Securities Act of 1933, the Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, and Commonwealth of Pennsylvania on November 22, 1999.

                                            WORLD INVESTMENT SERIES, INC.

                                            (Registrant)

                                            By:             *

                                            Richard B. Fisher
                                            President

                                   SIGNATURES

            As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dated indicated.

               *                             Chairman and Director       November 22, 1999
-------------------------------
                                             John F. Donahue
                                             (Chief Executive Officer)


               *                             President and Director             November 22, 1999
                                             Richard B. Fisher

               *                             Executive Vice President   November 22, 1999
-------------------------------
                                             and Secretary
                                             John W. McGonigle

              *                              Treasurer (Principal    November 22, 1999
------------------------------
                                             Financial and Accounting Officer)
                                             Richard J. Thomas

               *                             Director                November 22, 1999
-------------------------------
                                             Thomas G. Bigley

               *                             Director                November 22, 1999
                                             Nicholas P. Constantakis

________*                                    Director                November 22, 1999
------------------------
                                             John T. Conroy, Jr.

               *                             Director                November 22, 1999
-------------------------------
                                             William J. Copeland

               *                             Director                November 22, 1999
-------------------------------
                                             Lawrence D. Ellis, M.D.

               *                             Director                November 22, 1999
-------------------------------
                                             Edward L. Flaherty, Jr.

               *                             Director                November 22, 1999
                                             Charles F. Mansfield, Jr.

               *                             Director                November 22, 1999
-------------------------------
                                             Peter E. Madden

               *                             Director                November 22, 1999
                                             John E. Murray, Jr., J.D., S.J.D.

               *                             Director                November 22, 1999
--------------------------------
                                             Wesley W. Posvar

              *                              Director                November 22, 1999
-------------------------------
                                             Marjorie P. Smuts

* By: /S/ KAREN BROWNLEE                     Attorney in Fact        November 22, 1999
      ------------------
           Assistant Secretary

*  Such signature has been affixed pursuant to a Power of Attorney.

                                  Exhibit 17.1

FEDERATED LATIN AMERICAN GROWTH FUND

a Portfolio of
WORLD INVESTMENT SERIES, INC.
SPECIAL MEETING OF SHAREHOLDERS

February 11, 2000

------------------------------------------------------------

FEDERATED LATIN AMERICAN GROWTH FUND
a Portfolio of
WORLD INVESTMENT SERIES, INC.

CUSIP NO. 981487796
CUSIP NO. 981487788
CUSIP NO. 981487770

The undersigned shareholder(s) of Federated Latin American Growth Fund, a portfolio of World Investment Series, Inc., hereby appoint(s) Heather M. Aland, Ann M. Scanlon, James O. Perry and William Haas, or any of them true and lawful proxies, with power of substitution of each, to vote all shares of Federated Latin American Growth Fund which the undersigned is entitled to vote, at the Special Meeting of Shareholders to be held on February 11, 2000, at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, at 2:00 p.m. (local time) and at any adjournment thereof.

Discretionary authority is hereby conferred as to all other matters as may properly come before the Special Meeting.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS. The proxies named will vote the shares represented by this proxy in accordance with the choice made on this ballot. IF NO CHOICE IS INDICATED, THIS PROXY WILL BE VOTED AFFIRMATIVELY ON THAT MATTER.

PROPOSAL

    TO APPROVE OR DISAPPROVE A PROPOSED AGREEMENT PURSUANT TO WHICH FEDERATED EMERGING MARKETS FUND, A PORTFOLIO OF WORLD INVESTMENT SERIES, INC., WOULD ACQUIRE ALL OF THE ASSETS OF FEDERATED LATIN AMERICAN GROWTH FUND IN EXCHANGE FOR CLASS A, B AND C SHARES OF FEDERATED EMERGING MARKETS FUND. FEDERATED LATIN AMERICAN GROWTH FUND WOULD THEN DISTRIBUTE THE SHARES OF FEDERATED EMERGING MARKETS FUND SO RECEIVED, PRO RATA, TO HOLDERS OF ITS CLASS A, B AND C SHARES IN COMPLETE LIQUIDATION AND TERMINATION OF FEDERATED LATIN AMERICAN GROWTH FUND.

PLEASE RETURN BOTTOM PORTION WITH YOUR VOTE IN THE ENCLOSED ENVELOPE AND RETAIN THE TOP PORTION.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS  X

KEEP THIS PORTION FOR YOUR RECORDS.

--------------------------------------------------------------

DETACH AND RETURN THIS PORTION ONLY.

FEDERATED LATIN AMERICAN GROWTH FUND a portfolio of World Investment Series,
Inc.

RECORD DATE SHARES: _________________

                              VOTE ON THE PROPOSAL

                               FOR AGAINST ABSTAIN

                          ------- ---------- ----------


Please sign EXACTLY as your name(s) appear(s) above. When signing as attorney, executor, administrator, guardian, Director, custodian, etc., please give your full title as such. If a corporation or partnership, please sign the full name by an authorized officer or partner. If stock is owned jointly, all owners should sign.

-----------------------------------

-----------------------------------
Signature(s) of Shareholder(s)

Date: _____________________________